As filed with the Securities and Exchange Commission on May 18, 2010

1933 Act File No. ___________

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   ☒
Pre-Effective Amendment No. ___      ☐
Post-Effective Amendment No. ___    ☐

EATON VANCE MUTUAL FUNDS TRUST
(Exact name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

(617) 482-8260
(Registrant's Telephone Number)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will go effective on the 30th day after filing pursuant to Rule 488 under the Securities Act of 1933, as amended.

Title of Securities Being Registered: Shares of Beneficial Interest of Eaton Vance Structured Emerging Markets Fund

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Pursuant to Rule 429, this Registration Statement relates to shares previously registered on Form N-1A (File No. 02-90946).

CONTENTS OF REGISTRATION STATEMENT ON FORM N-14

This Registration Statement consists of the following papers and documents.

Cover Sheet

Part A -	Proxy Statement/Prospectus

Part B -	Statement of Additional Information

Part C -	Other Information

Signature Page

Exhibit Index

Exhibits

EATON VANCE EMERGING MARKETS FUND Two International Place Boston, Massachusetts 02110

[June 29, 2010]

Dear Shareholder:

     We cordially invite you to attend a Special Meeting of Shareholders of Eaton Vance Emerging Markets Fund (the “EM Fund”) on August 13, 2010 to consider a proposal to approve an Agreement and Plan of Reorganization to convert shares of the EM Fund into Class A shares of Eaton Vance Structured Emerging Markets Fund (the “SEM Fund”) (the “Reorganization”).

     The investment objective for each Fund is to provide long term capital appreciation. The investment policies of each Fund are substantially similar. The enclosed combined Proxy Statement and Prospectus (“Proxy Statement/Prospectus”) describes the Reorganization in detail. We ask you to read the enclosed information carefully and to submit your vote promptly.

     After consideration and recommendation by Eaton Vance Management, the Board of Trustees of the EM Fund has determined that it is in the best interests of the EM Fund if the EM Fund is merged into the SEM Fund. We believe that you would benefit from the Reorganization because you would become shareholders of a larger, more diversified fund with a lower expense ratio.

     We realize that most shareholders will not be able to attend the meeting and vote their shares in person. However, the EM Fund does need your vote. You can vote by mail or by telephone, as explained in the enclosed material. If you later decide to attend the meeting, you may revoke your proxy and vote your shares in person. By voting promptly, you can help the EM Fund avoid the expense of additional mailings.

     If you would like additional information concerning this proposal, please call one of our service representatives at 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. Eastern time. Your participation in this vote is extremely important.

Sincerely, Thomas E. Faust Jr. President Eaton Vance Special Investment Trust

Your vote is important – please return your proxy card promptly.

Shareholders are urged to sign and mail the enclosed proxy in the enclosed postage prepaid envelope or vote by telephone by following the enclosed instructions. Your vote is important whether you own a few shares or many shares.

EATON VANCE EMERGING MARKETS FUND Two International Place Boston, Massachusetts 02110

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS To Be Held August 13, 2010

     A Special Meeting of Shareholders of Eaton Vance Emerging Markets Fund (the “EM Fund”) will be held at the principal office of the EM Fund, Two International Place, Boston, Massachusetts 02110, on Friday, August 13, 2010 at 3:00 P.M. (Eastern time), for the following purposes:

1.	To consider and act upon a proposal to approve an Agreement and Plan of Reorganization (the “Plan”) to convert shares of the EM Fund into Class A shares of Eaton Vance Structured Emerging Markets Fund (the “SEM Fund”). The Plan provides for the transfer of all of the assets and liabilities of the EM Fund to the SEM Fund in exchange for Class A shares of the SEM Fund; and

2.	To consider and act upon any other matters which may properly come before the meeting and any adjourned or postponed session thereof.

     The meeting is called pursuant to the By-Laws of Eaton Vance Special Investment Trust (the “Trust”). The Board of Trustees of the Trust has fixed the close of business on June 15, 2010 as the record date for the determination of the shareholders of the EM Fund entitled to notice of, and to vote at, the meeting and any adjournments or postponements thereof.

By Order of the Board of Trustees, Maureen A. Gemma Secretary Eaton Vance Special Investment Trust

[June 29, 2010] Boston, Massachusetts

IMPORTANT

Shareholders can help the Board of Trustees of the EM Fund avoid the necessity and additional expense of further solicitations, which may be necessary to obtain a quorum, by promptly returning the enclosed proxy or voting by telephone. The enclosed addressed envelope requires no postage if mailed in the United States and is included for your convenience.

PROXY STATEMENT/PROSPECTUS Acquisition of the Assets of EATON VANCE EMERGING MARKETS FUND By And In Exchange For Shares of EATON VANCE STRUCTURED EMERGING MARKETS FUND

Two International Place Boston, Massachusetts 02110

[June 29, 2010]

We are sending you this combined Proxy Statement and Prospectus (“Proxy Statement/Prospectus”) in connection with the Special Meeting of Shareholders (the “Special Meeting”) of Eaton Vance Emerging Markets Fund (the “EM Fund”) to be held on August 13, 2010 at 3:00 p.m., Eastern time, at Two International Place, Boston, Massachusetts 02110. This document is both the Proxy Statement of the EM Fund and a Prospectus of Eaton Vance Structured Emerging Markets Fund (the “SEM Fund”). The EM Fund and the SEM Fund hereinafter are sometimes referred to as a “Fund” or collectively as the “Funds”. The EM Fund is a series of Eaton Vance Special Investment Trust (the “SI Trust”) and the SEM Fund is a series of Eaton Vance Mutual Funds Trust (the “MF Trust”) (collectively, the “Trusts”). The Trusts are each Massachusetts business trusts registered as open-end management investment companies. A proxy card is enclosed with the foregoing Notice of a Special Meeting of Shareholders for the benefit of shareholders who wish to vote, but do not expect to be present at the Special Meeting. Shareholders also may vote by telephone. The proxy is solicited on behalf of the Board of Trustees of the SI Trust (the “Board” or “Trustees”).

This Proxy Statement/Prospectus relates to the proposed reorganization of each class of shares of the EM Fund into Class A shares of the SEM Fund (the “Reorganization”). The Form of Agreement and Plan of Reorganization (the “Plan”) is attached as Appendix A and provides for the transfer of all of the assets and liabilities of the EM Fund to the SEM Fund in exchange for shares of the SEM Fund. Following the transfer, Class A shares of SEM Fund will be distributed to shareholders of the EM Fund and EM Fund will be terminated. As a result, each shareholder of the EM Fund will receive Class A shares of SEM Fund equal to the value of such shareholder’s EM Fund shares, calculated as of the close of regular trading on the New York Stock Exchange on the Closing date (as defined herein).

Each proxy will be voted in accordance with its instructions. If no instruction is given, an executed proxy will authorize the persons named as proxies, or any of them, to vote in favor of each matter. A written proxy is revocable by the person giving it, prior to exercise by a signed writing filed with the Fund’s proxy tabulator, Computershare Fund Services, 280 Oser Avenue, Hauppauge, New York 11788, or by executing and delivering a later dated proxy, or by attending the Special Meeting and voting the shares in person. Proxies voted by telephone may be revoked at any time in the same manner that proxies voted by mail may be revoked. This Proxy Statement/Prospectus is initially being mailed to shareholders on or about [June 29, 2010]. Supplementary solicitations may be made by mail, telephone, telegraph, facsimile or electronic means.

The Trustees have fixed the close of business on June 15, 2010 as the record date (“Record Date”) for the determination of the shareholders entitled to notice of and to vote at the Special Meeting and any adjournments or postponements thereof. Shareholders at the close of business on the Record Date will be entitled to one vote for each share of the EM Fund held. The number of shares of beneficial interest of each class of each Fund outstanding and the persons who held of record more than five percent of the outstanding shares of each Fund as of the Record Date, along with such information for the combined fund as if the Reorganization was consummated on the Record Date, are set forth in Appendix C.

This Proxy Statement/Prospectus sets forth concisely the information that you should know when considering the Reorganization. You should read and retain this Proxy Statement/Prospectus for future reference. This Proxy Statement/Prospectus is accompanied by the Prospectus of the SEM Fund dated March 1, 2010 (the “SEM Fund Prospectus”), which is incorporated by reference herein. A Statement of Additional Information dated [June 29, 2010] that relates to this Proxy Statement/Prospectus and contains additional information about the SEM Fund and the Reorganization is on file with the Securities and Exchange Commission (the “SEC”) and is incorporated by reference into this Proxy Statement/Prospectus.

The Prospectus (the “EM Fund Prospectus”) and the Statement of Additional Information (the “EM Fund SAI”) of the EM Fund, each dated May 1, 2010, and the Statement of Additional Information of the SEM Fund dated March 1, 2010 (the “SEM Fund SAI”) are on file with the SEC and are incorporated by reference into this Proxy Statement/Prospectus.

The Annual Reports to Shareholders for EM Fund (dated December 31, 2009) and SEM Fund (dated October 31, 2009), have been filed with the SEC and are incorporated by reference into this Proxy Statement/Prospectus.

To ask questions about this Proxy Statement/Prospectus, please call our toll-free number at 1-800-262-1122 Monday through Friday, 8:00 am to 6:00 pm Eastern time.

Copies of each of the documents incorporated by reference referred to above are available upon oral or written request and without charge. To obtain a copy, write to the Funds, c/o Eaton Vance Management, Two International Place, Boston, MA 02110, Attn: Proxy Coordinator – Mutual Fund Operations, or call 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. Eastern time. The foregoing documents may be obtained on the Internet at www.eatonvance.com. In addition, the SEC maintains a website at www.sec.gov that contains the documents described above, material incorporated by reference, and other information about the EM Fund and the SEM Fund.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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SUMMARY

The following is a summary of certain information contained in or incorporated by reference in this Proxy Statement/Prospectus. This summary is not intended to be a complete statement of all material features of the proposed Reorganization and is qualified in its entirety by reference to the full text of this Proxy Statement/ Prospectus, the Plan and the other documents referred to herein.

Proposed Transaction. The Trustees of the SI Trust have approved the Plan, which provides for the transfer of all of the assets of the EM Fund to the SEM Fund in exchange for the issuance of Class A shares of SEM Fund and the assumption of all of the EM Fund’s liabilities by the SEM Fund at a closing to be held as soon as practicable following approval of the Reorganization by shareholders of the EM Fund at the Special Meeting, or any adjournments or postponements thereof, and the satisfaction of all the other conditions to the Reorganization (the “Closing”). The Plan is attached hereto as Appendix A. The value of each shareholder’s account with the SEM Fund immediately after the Reorganization will be the same as the value of such shareholder’s account with the EM Fund immediately prior to the Reorganization. Following the transfer, Class A shares of SEM Fund will be distributed to shareholders of the EM Fund and the EM Fund will be terminated. As a result of the Reorganization, each shareholder of the EM Fund will receive full and fractional Class A shares of SEM Fund equal in value at the close of regular trading on the New York Stock Exchange on the Closing date to the value of such shareholder’s shares of the EM Fund. At or prior to the Closing, the EM Fund shall declare a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income, its net tax-exempt interest income, and all of its net capital gains, if any, realized for the taxable year ending at the Closing. The Trustees, including the Trustees who are not “interested persons” of the SI Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (“Independent Trustees”), have determined that the interests of existing shareholders of EM Fund will not be diluted as a result of the transaction contemplated by the Reorganization and that the Reorganization is in the best interests of the EM Fund. The Board of Trustees of MF Trust (including the Independent Trustees of MF Trust) has also approved the Plan on behalf of the SEM Fund.

Background for the Proposed Transaction. In approving the Plan, the Board of Trustees of SI Trust considered a number of factors, including the proposed terms of the Reorganization. The Trustees considered similarities between the Funds’ investment objective and policies and, among other things, the lower total operating expenses that would be realized by the EM Fund’s shareholders and the expected tax-free nature of the Reorganization. Moreover, the Trustees considered that shareholders of EM Fund would benefit from a larger, more diversified fund with increased investment opportunities and flexibility as a result of the Reorganization.

The Board of Trustees of the SI Trust believes that the proposed Reorganization is in the best interests of EM Fund and has recommended that the EM Fund’s shareholders vote for the Reorganization.

Objectives, Restrictions and Policies. The EM Fund and SEM Fund have substantially similar investment objectives and policies. In addition, there are no material differences between the Fund’s fundamental and non-fundamental investment restrictions.

The SEM Fund invests directly in securities. The EM Fund is a “feeder” fund investing in a “master” fund. In a master-feeder structure, the feeder fund invests all or substantially all of its assets in a single master fund, which directly owns a portfolio of securities. The master fund in which EM Fund invests its assets, Emerging Markets Portfolio, is sometimes referred to herein as the “Portfolio”.

Fund Fees, Expenses and Services. SEM Fund (total net assets of approximately $1.31 billion as of March 31, 2010) is significantly larger than EM Fund (total net assets of approximately $58.4 million as of March 31, 2010). As described below, SEM Fund has a lower total expense ratio than EM Fund. As the result of the Reorganization, the EM Fund’s shareholders are expected to benefit from the SEM Fund’s lower expense ratio.

EM Fund offers Classes A and B shares, while SEM Fund offers Class A, C and I shares. As a result of the Reorganization, shareholders of each class of shares of EM Fund would receive Class A shares of the SEM Fund. The privileges and services associated with the Class A shares of each Fund are identical. Class B shares of EM Fund differ in that they are subject to a 1.00% distribution fee and a contingent deferred sales charge (“CDSC”) (while Class A shares of each Fund have a front-end sales charge). Class B shares of EM Fund have a conversion feature, whereby they convert to the lower cost Class A shares eight years after their initial purchase. Former Class B shareholders of the EM Fund receiving Class A shares of the SEM Fund as a result of the Reorganization will have any remaining CDSC waived, but such shareholders will have a Class A front-end sales charge for additional purchases of SEM Fund. It is beneficial to Class B shareholders of EM Fund to be exchanged into the lower cost Class A shares of SEM Fund. Class C and Class I shares of SEM Fund will not be offered as part of the Reorganization.

Distribution Arrangements. Shares of each Fund are sold on a continuous basis by Eaton Vance Distributors, Inc. (“EVD”), the Funds’ principal underwriter. Class A shares of each Fund are sold at net asset value per share plus a front-end sales charge. Class A shares of EM Fund pay a distribution fee to the principal underwriter of 0.50% annually of average daily net assets on shares outstanding for less than twelve months and a distribution fee of 0.25% annually of average daily net assets on shares outstanding for more than twelve months. Class A shares of EM Fund also pay service fees to the principal underwriter equal to 0.25% of average daily net assets annually with respect to shares that have remained outstanding for more than one year. Class B shares of EM Fund are subject to distribution and service fees equal to 1.00% annually of average daily net assets. Class A shares of SEM Fund pay distribution and service fees equal to 0.25% of average daily net assets annually. As a result of the Reorganization, shareholders of each class of shares of EM Fund would receive Class A shares of the SEM Fund.

Redemption Procedures and Exchange Privileges. The EM Fund and the SEM Fund offer the same redemption features pursuant to which proceeds of a redemption are remitted by wire or check after receipt of proper documents including signature guarantees. The Class A shares of each Fund have the same exchange privileges.

Tax Consequences. The EM Fund expects to obtain an opinion of counsel that the Reorganization will be tax-free for federal income tax purposes. As such, the EM Fund’s shareholders will not recognize a taxable gain or loss on the receipt of shares of the SEM Fund in liquidation of their interests in EM Fund. Their tax basis in SEM Fund shares received in the Reorganization will be the same as their tax basis in the EM Fund shares, and the tax holding period will be the same.

FUND EXPENSES

Expenses shown are those for the year ended March 31, 2010 and on a pro forma basis giving effect to the Reorganization as of such date.

Fund Fees and Expenses

Shareholder Fees (fees paid directly from your investment)	Class A	Class B

Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of
net asset value at purchase or redemption)	None	5.00%
Redemption Fee (as a percentage of amount redeemed or exchanged)	1.00%	None

Annual Fund Operating Expenses (expenses				Pro Forma
you pay each year as a percentage of the	EM Fund		SEM Fund	Combined Fund
value of your investment) (1)	Class A	Class B	Class A	Class A

Management Fees	1.25%	1.25%	0.97%	0.97%
Distribution and Service (12b-1) Fees	0.50%	1.00%	0.25%	0.25%
Other Expenses(1)	0.89%	0.89%	0.37%	0.37%
Total Annual Fund Operating Expenses(4)	2.64%	3.14%	1.59%	1.59%
Less Expense Reduction(2)(3)	(0.14%)	(0.14)%	0.00%	0.00%
Net Annual Fund Operating Expenses	2.50%	3.00%	1.59%	1.59%

(1)	Expenses of the EM Fund in the table above and the example below reflect the expenses of the EM Fund and Emerging Markets Portfolio.
(2)	EM Fund: The Adviser and the Administrator have agreed to reduce the Total Annual Fund Operating Expenses by 0.05% annually. This agreement is contractual in nature and may not be terminated without shareholder approval. This reduction relates to ordinary operating expenses only.
(3)	EM Fund: Effective April 27, 2009, the Adviser and the Administrator have agreed to further reduce the Total Annual Fund Operating Expenses by an additional 0.10% annually through April 30, 2011. This reduction relates to ordinary operating expenses only.
(4)	SEM Fund: Investment adviser, sub-adviser and administrator have agreed to limit the Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses allocated from unaffiliated investment companies) of Class A to 1.60%. This expense limitation will continue through February 28, 2011. Thereafter, the expense limitation may be changed or terminated at any time. The expense limitation relates to ordinary operating expenses only and amounts reimbursed may be subject to recoupment.

Example. This Example is intended to help you compare the cost of investing in the Pro Forma Combined Fund after the Reorganization with the cost of investing in the Funds without the Reorganization. The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same as stated in the Fund Fees and Expenses table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Year	5 Year	10 Years	1 Year	3 Year	5 Year	10 Years

EM Fund
Class A shares	$ 814	$1,326	$1,864	$3,325	$ 814	$1,326	$1,864	$3,325
Class B shares	$ 803	$1,345	$1,813	$3,280	$ 313	$ 945	$1,613	$3,280
SEM Fund
Class A shares	$ 727	$1,048	$1,391	$2,356	$ 727	$1,048	$1,391	$2,356
Pro Forma Combined
Fund
Class A shares	$ 727	$1,048	$1,391	$2,356	$ 727	$1,048	$1,391	$2,356

REASONS FOR THE REORGANIZATION

The Reorganization was proposed to the Board of Trustees of the SI Trust by Eaton Vance Management (“EVM” or “Eaton Vance”) in response to inquiries from the Trustees with respect to the investment performance, expense levels and decline in assets experienced by the Fund in recent years. In reaching the decision to recommend that the shareholders of the EM Fund vote to approve the Reorganization, the Trustees considered a number of factors, including factors identified by EVM in connection with its recommendation that the Trustees approve the Reorganization. The Trustees, including the Independent Trustees, concluded that the Reorganization would be in the best interests of the EM Fund and that the interests of existing shareholders would not be diluted as a consequence thereof. The factors considered by the Trustees include the following:

•	Changes in Objectives, Restrictions and Policies. The Funds have the same investment objectives and similar policies and restrictions. Each Fund invests 80% of its net assets in equity securities of

companies located in emerging market countries. While EM Fund utilizes fundamental research in making investment decisions, SEM Fund employs quantitative investment techniques and analyses. EM Fund generally holds approximately 60 portfolio securities, while SEM Fund generally holds over 1,500 portfolio securities. The Funds’ fundamental and non-fundamental investment restrictions are substantially the same.

•	Effect on Class Structure and Services. EM Fund offers Class A and B shares, while SEM Fund offers Class A, C and I shares. As a result of the Reorganization, shareholders of each Class of shares of EM Fund would receive Class A shares of SEM Fund. The privileges and services associated with Class A shares of each Fund are identical. Class B shares of EM Fund differ from
Class A shares in that they are subject to 1.00% distribution and service fees and also to a contingent deferred sales charge (while Class A shares of each Fund have a front-end sales charge). Class B shares of EM Fund have a conversion feature, whereby they convert to the lower cost Class A shares eight years after their initial purchase. Former Class B shareholders of the EM Fund will not be subject to a CDSC upon the redemption of the Class A shares they receive as a result of the
Reorganization, but will have to pay a front-end sales charge on additional purchases of Class A shares of the SEM Fund (as described above in “Distribution Arrangements”). It is beneficial to Class
B shareholders of EM Fund to be exchanged into the lower cost Class A shares of SEM Fund.

•	Effect on Fund Fees and Expenses. The annual management fees of SEM Fund are 0.25% lower than those of EM Fund. The annual advisory fee rate for EM Fund is 0.75% annually of average daily net assets less than $500 million, and at reduced rates on net assets of $500 million and above. The annual advisory fee rate for SEM Fund is 0.85% annually of average daily net assets less than $500 million; 0.80% on assets from $500 million to $1 billion; 0.775% on assets from $1 billion to $2.5 billion; and at reduced rates thereafter. In addition, EM Fund currently pays to EVM management fees equal to 0.25% and administrative fees equal to 0.25% annually on average daily net assets up to $500 million, and at reduced rates thereafter. EVM has contractually agreed to reduce total annual operating expenses of the EM Fund by 0.15%. For its services as administrator of SEM Fund, EVM receives 0.15% annually of average daily net assets.

If the Reorganization is consummated, EVM estimates EM Fund will realize a significant reduction in other expenses. On a pro forma basis assuming the consummation of the Reorganization on March
31, 2010, the total fund expenses payable by former EM Fund shareholders would decrease by approximately 90 basis points (or 0.90%) for Class A shareholders and by approximately 140 basis points (or 1.40%) for Class B shareholders after the Reorganization.

•	Costs of the Reorganization. EM Fund will bear the costs of the Reorganization, including legal, printing, mailing and solicitation costs. These costs are estimated at approximately $70,000.

•	Tax Consequences. EM Fund expects to receive an opinion from counsel that the Reorganization will be tax-free for federal income tax purposes. As such, EM Fund shareholders would not recognize a taxable gain or loss on the receipt of shares of SEM Fund in liquidation of their interest in EM Fund.
Their tax basis in the SEM Fund shares received in the Reorganization would be the same as their tax basis in their EM Fund shares, and the tax holding period would be the same. SEM Fund’s tax basis for the assets received in the Reorganization would be the same as EM Fund’s basis immediately before the Reorganization, and SEM Fund’s tax holding period for those assets would include the EM Fund’s holding period. It is possible that the Reorganization would preclude utilization of approximately $300,000 in capital loss carryforwards of EM Fund. However, these carryforwards could be offset with capital gains realized by EM Fund prior to the Reorganization.

•	Relative Performance. The SEM total return for Class A shares for the applicable periods ended
December 31, 2009, as described in “Performance Information” below, exceeded that of Class A shares of the EM Fund.

•	No Dilution. After the Reorganization, each former EM Fund shareholder will own shares of SEM
Fund equal to the aggregate value of his or her EM Fund shares immediately prior to the
Reorganization. Because shares of SEM Fund will be issued at the per share net asset value of the
Fund in exchange for the assets of EM Fund, that, net of the liabilities of EM Fund assumed by SEM
Fund, will equal the aggregate value of those shares, the net asset value per share of SEM Fund will be unchanged. Thus, the Reorganization will not result in any dilution to shareholders.

•	Impact on EVM. After the Reorganization, EVM will continue to serve as investment adviser and
Parametric Portfolio Associates LLC (“Parametric”) as sub-adviser to SEM Fund. EVM and its affiliates will collect advisory, administrative and distribution and service fees on EM Fund assets acquired by SEM Fund pursuant to the Reorganization. In the case of advisory fees, EVM would collect fees on the EM Fund assets at the incremental advisory fee rates applicable to SEM Fund, currently 0.775% annually. EVM will no longer collect the management and administration fees and
EVD will no longer collect the Class A 0.25% distribution fee from EM Fund. EVD receives a distribution fee of 0.50% annually of average daily net assets on EM Class A shares outstanding for less than twelve months, and 0.25% annually thereafter. EVD receives a distribution fee of 0.25%
annually of average daily net assets on SEM Class A shares. At current asset levels, the
Reorganization would result in approximately $70,000 in lost fee revenue annually to EVM and approximately $264,000 in increased fee revenue annually to Parametric. The Reorganization will result in a decrease in fee revenues payable annually to EM Fund’s investment adviser, Lloyd George
Investment Management (Bermuda) Limited (“Lloyd George Management”), of approximately
$374,000.

In addition, because Class B shares of EM Fund will be exchanged for Class A shares of SEM Fund in the Reorganization, EVD will no longer receive distribution support payments from Lloyd George
Management based on Class B shares of EM Fund of approximately $18,000 annually and will extinguish the remaining liability for distribution and service fees payable on EM Fund Class B shares of approximately $7,000.

Other Considerations. It is likely that EM Fund will dispose of securities in advance of the
Reorganization as is consistent with the treatment of the Reorganization as tax-free and, in that connection, it will realize capital gains. EVM believes that EM Fund has sufficient capital loss carryforwards to offset any such gain. EM Fund also will incur transaction costs in connection with such sales equal to approximately 50 basis points (or 0.50% of total net assets). EVM believes that the substantial benefits that will accrue to EM Fund shareholders as a result of the Reorganization
(such as the estimated expense reduction of approximately 90 basis points (or 0.90%) for Class A shares and 140 basis points (or 1.40%) for Class B shares) outweigh any such costs.

The Board of Trustees of the SI Trust believes that the proposed Reorganization is in the best interest of the EM Fund and recommends that the EM Fund’s shareholders vote for the Reorganization.

INFORMATION ABOUT THE REORGANIZATION

At a meeting held on April 26, 2010, the Board of Trustees of the SI Trust approved the Plan in the form set forth as Appendix A to this Proxy Statement/Prospectus. The summary of the Plan is not intended to be a complete statement of all material features of the Plan and is qualified in its entirety by reference to the full text of the Plan attached hereto as Appendix A.

Agreement and Plan of Reorganization. The Plan provides that, at the Closing, the Trust shall transfer all of the assets of the EM Fund and assign all liabilities to SEM Fund, and SEM Fund shall acquire such assets and shall assume such liabilities upon delivery by SEM Fund to the EM Fund on the Closing date of Class A shares of SEM Fund (including, if applicable, fractional shares). The value of Class A shares issued to the EM Fund by SEM Fund will be the same as the value of Class A and Class B shares that the EM Fund has outstanding on the Closing date. The SEM Fund shares received by the EM Fund will be distributed to the EM Fund’s shareholders, and the EM Fund shareholders will receive shares of Class A of the SEM Fund equal in value to those of the EM Fund held by the shareholder.

SEM Fund will assume all liabilities, expenses, costs, charges and reserves of the EM Fund on the Closing date. At or prior to the Closing, the EM Fund shall declare (if any) a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the EM Fund’s shareholders all of the EM Fund’s investment company taxable income, net tax-exempt interest income, and net capital gain, if any, realized (after reduction for any available capital loss carry-forwards) in all taxable years ending at or prior to the Closing.

At, or as soon as practicable after the Closing, the EM Fund shall liquidate and distribute pro rata to its shareholders of record as of the close of trading on the New York Stock Exchange on the Closing date the full and fractional SEM Fund Class A shares equal in value to the EM Fund’s shares exchanged. Such liquidation and distribution will be accomplished by the establishment of shareholder accounts on the share records of SEM Fund in the name of each shareholder of the EM Fund, representing the respective pro rata number of full and fractional SEM Fund Class A shares due such shareholder. All of SEM Fund’s future distributions attributable to the shares issued in the Reorganization will be paid to shareholders in cash or invested in additional shares of SEM Fund at the price in effect as described in the SEM Fund’s current prospectus on the respective payment dates in accordance with instructions previously given by the shareholder to the Fund’s transfer agent.

The consummation of the Plan is subject to the conditions set forth therein. Notwithstanding approval by shareholders of the EM Fund, the Plan may be terminated at any time prior to the consummation of the Reorganization without liability on the part of either party or its respective officers, trustees or shareholders, by either party on written notice to the other party if certain specified representations and warranties or conditions have not been performed or do not exist on or before December 31, 2010. The Plan may be amended by written agreement of its parties without approval of shareholders and a party may waive without shareholder approval any default by the other or any failure to satisfy any of the conditions to its obligations; provided, however, that following the Special Meeting, no such amendment or waiver may have the effect of changing the provision for determining the number of SEM Fund shares to be issued to the EM Fund’s shareholders to the detriment of such shareholders without their further approval.

Costs of the Reorganization. The EM Fund will bear the costs of the Reorganization, including legal, printing, mailing and solicitation costs. The costs of the Reorganization are estimated at approximately $70,000.

Description of SEM Fund Shares. Full and fractional Class A shares of SEM Fund will be distributed to the EM Fund’s shareholders in accordance with the procedures under the Plan as described above. Each SEM Fund Class A share will be fully paid, non-assessable when issued and transferable without restrictions and will have no preemptive or cumulative voting rights and have only such conversion or exchange rights as the Trustees may grant in their discretion.

Federal Income Tax Consequences. It is expected that the Reorganization will qualify as a tax-free transaction under Section 368(a) of the Internal Revenue Code, which is expected to be confirmed by the legal opinion of K&L Gates LLP at the Closing. Accordingly, shareholders of the EM Fund will not recognize any capital gain or loss and the EM Fund’s assets and capital loss carry-forwards should be transferred to SEM Fund without recognition of gain or loss.

It is possible, however, that the Reorganization may fail to satisfy all of the requirements necessary for tax-free treatment, in which event the transaction will nevertheless proceed on a taxable basis. In this event, the Reorganization will result in the recognition of gain or loss to the EM Fund’s shareholders depending upon their tax basis (generally, the original purchase price) for their EM Fund shares, which includes the amounts paid for shares issued in reinvested distributions, and the net asset value of shares of SEM Fund received in the Reorganization. Shareholders of the EM Fund would, in the event of a taxable transaction, receive a new tax basis in the shares they receive of SEM Fund (equal to their initial value) for calculation of gain or loss upon their ultimate disposition and would start a new holding period for such shares.

Shareholders should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, shareholders should also consult their tax advisers as to state and local tax consequences, if any.

Capitalization. The following table (which is unaudited) sets forth the capitalization of EM Fund and SEM Fund as of March 31, 2010, and on a pro forma basis as of that date giving effect to the proposed acquisition of assets of the EM Fund at net asset value.

	Net Assets	Net Asset Value per Share	Shares Outstanding
EM Fund
Class A	$46,514,486	$18.91	2,460,017
Adjustments*	-51,870	$-0.02
Class B	11,778,404	$17.53	671,861
Adjustments*	-13,130	$-0.02
Total	$58,292,890		3,131,878
Adjustments*	-65,000
Total	$58,227,890

SEM Fund
Class A	$ 116,435,026	$13.85	8,406,526
Class C	19,503,812	$13.70	1,423,361
Class I	1,185,744,045	$13.86	85,523,176
Total	$ 1,321,682,883		95,353,063

Pro Forma Combined After Reorganization
Class A	$ 174,662,916	$13.85	12,610,706
Class C	19,503,812	$13.70	1,423,361
Class I	1,185,744,045	$13.86	85,523,176
Total	$1,379,910,773		99,557,243

*The EM Fund will bear the expenses of the Reorganization including those as described in “How Will Proxies be Solicited and Tabulated?” below.

Performance Information. The following bar charts and tables provide some indication of the risks of investing in the Fund by showing changes in the performance from year to year and how the Fund’s average annual returns over time compare with those of broad-based securities market indices. The returns in the bar chart of EM Fund are for Class B shares and the returns in the bar chart for SEM Fund are for Class A shares, and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. Each Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

EM Fund

During the ten years ended December 31, 2009, the highest quarterly total return for Class B was 29.02% for the quarter ended June 30, 2009, and the lowest quarterly return was –30.61% for the quarter ended December 31, 2008.

SEM Fund

During the period from December 31, 2006 through December 31, 2009, the highest quarterly total return for Class A was 37.04% for the quarter ended June 30, 2009, and the lowest quarterly return was –30.11% for the quarter ended December 31, 2008.

EM Fund Average Annual Total Return as of December 31, 2009	Investment Period
	One Year	Five Years	Ten Years
Class A Return Before Taxes	56.55%	6.06%	6.64%
Class B Return Before Taxes	60.22%	6.52%	6.69%
Class B Return After Taxes on Distributions	60.63%	5.63%	6.22%
Class B Return After Taxes on Distributions and the Sale of Class B Shares	39.56%	6.31%	6.25%
Morgan Stanley Capital International (MSCI) Emerging Markets Index	78.51%	15.51%	9.78%
(reflects net dividends, which reflect the deduction of withholding taxes)

SEM Fund Average Annual Total Return as of December 31, 2009	Investment Period
	One Year	Life of Fund
Class A Return Before Taxes	57.80%	7.21%
Class A Return After Taxes on Distributions	57.81%	7.19%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	37.95%	6.31%
Morgan Stanley Capital International (MSCI) Emerging Markets Index (reflects ne	78.51%	10.81%
dividends, which reflect the deduction of withholding taxes)
S&P/International Finance Corporation (IFCI) Emerging Markets Index	81.02%	11.31%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B. Class A of SEM Fund commenced operations on June 30, 2006. Life of Fund returns for SEM Fund are calculated from June 30, 2006. The MSCI Emerging Markets Index and the S&P IFCI Emerging Markets Index are unmanaged indices of common stocks traded in emerging markets. Investors cannot invest directly in an Index. (Source for MSCI Emerging Markets Index: Lipper, Inc.; source for S&P IFCI Emerging Markets Index: Bloomberg.)

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by nontaxable entities. After-tax returns for Class A shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Management’s Discussion of Fund Performance. The total returns of SEM Fund and the factors that materially affected its performance during the most recent fiscal year are contained in its Annual Report dated October 31, 2009, which is incorporated by reference into this Proxy Statement/Prospectus and relevant portions of which are attached hereto as Appendix B.

The performance of EM Fund is described under the captions “Performance Information” and “Portfolio Composition” in the Annual Report of EM Fund for the year ended December 31, 2009, which was previously mailed to EM Fund shareholders and is incorporated by reference into this Proxy Statement/Prospectus.

HOW DO THE BUSINESS, INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES AND POLICIES OF THE EM FUND COMPARE TO THAT OF THE SEM FUND?

Below is a summary comparing the business, investment objectives, principal investment strategies and policies of the EM Fund and the SEM Fund. Each Fund’s current prospectus contains a detailed discussion of each Fund’s respective investment strategies and other investment policies.

	EM Fund	SEM Fund

Business	A diversified series of the SI Trust.	A diversified series of the MF Trust.

Master-Feeder	The EM Fund seeks to meet its	The SEM Fund invests directly in securities.
Structure	investment objective by investing in
Emerging Markets Portfolio.

Investment	Seeks long-term capital appreciation.	Same
Objective

80%	Under normal market conditions, invests at	Same
Investment	least 80% of its net assets in equity
Policy	securities of companies located in emerging
market countries.

Emerging	Emerging market countries are defined as	Emerging market countries are defined as
Market	those considered to be developing.	countries generally not considered to be
Countries	Emerging market countries include countries	developed market countries, and therefore
	in Asia, Latin America, the Middle East,	not included in the Morgan Stanley Capital
	Southern Europe, Eastern Europe, Africa	International (MSCI) World Index.
and the region comprising the former Soviet
Union. Emerging market countries are
countries that are generally considered to be
developing or emerging countries by the
International Bank for Reconstruction and
Development or the international Finance
Corporation, as well as countries that are

	EM Fund	SEM Fund

classified by the United Nations or otherwise
regarded by their own authorities as
developing.

The EM Fund ordinarily invests in at least
three emerging market countries at all times.

Emerging	A company will be considered to be located	Same
Market	in an emerging market country if it is
Companies	domiciled in or derives more than 50% of its
revenues or profits from emerging market
countries.

Securities	Securities acquired by the EM Fund are	Same with the following exception:
Acquired by the	typically listed on stock exchanges in	For purposes of the SEM Fund’s 80%
Fund	emerging market countries, but also may	Policy, depositary receipts are considered
	include securities traded in markets outside	as being located in emerging markets if the
	these countries, including securities trading	company is domiciled in or derives more
	in the form of depositary receipts.	than 50% of its revenues or profits from
emerging market countries.

Derivatives	The portfolio manager may (but is not	The SEM Fund may engage in derivative
	obligated to) use investments such as	transactions as a substitute for the purchase
	forward contracts and options to attempt to	or sale of securities or currencies or to
	mitigate the adverse effects of foreign	attempt to mitigate the adverse effects of
	currency fluctuations. The EM Fund may	foreign currency fluctuations. Such
	invest up to 20% of its total assets in index or	transactions may include foreign currency
	stock futures for the limited purpose of	exchange contracts, options and equity-
	managing cash flows.	linked securities (such as participation
notes, equity swaps and zero strike calls
and warrants).

Buy/Sell	The portfolio manager employs a principally	The SEM Fund seeks to employ a top-
Strategy	bottom-up approach to managing the EM	down, disciplined and structured investment
	Fund and also seeks to manage issuer risk	process that emphasizes broad exposure
	by maintaining a broadly diversified portfolio.	and diversification among emerging market
	In managing the EM Fund, the portfolio	countries, economic sectors and issuers.
	manager looks for stocks that will grow in	This strategy utilizes targeted allocation and
	value over time, regardless of short-term	periodic rebalancing to take advantage of
	market fluctuations. Stocks will be sold when	certain quantitative and behavioral
	the portfolio manager believes they have	characteristics of emerging markets
	achieved their perceived value or when a	identified by the portfolio managers. The
	country’s stock market is expected to be	portfolio managers select and allocate
	depressed for an extended period.	across countries based on factors such as
size, liquidity, level of economic
development, local economic diversification,
and perceived risk and potential for growth.
The SEM Fund maintains a bias to broad
inclusion; that is, the SEM Fund intends to
allocate its portfolio holdings to more
emerging market countries rather than fewer
emerging market countries. Relative to
capitalization-weighted country indexes,
individual country allocation targets
emphasize the less represented emerging
market countries. The SEM Fund’s country
allocations are rebalanced to their target

	EM Fund	SEM Fund

weights if they exceed a pre-determined
overweight. This has the effect of reducing
exposure to countries with strong relative
performance and increasing exposure to
countries which have underperformed.
Within each country, the Fund seeks to
maintain exposure across key economic
sectors, such as industrial/ technology,
consumer, utilities, basic industry/ resource
and financial. Relative to capitalization-
weighted country indexes, the portfolio
managers target weights to these sectors to
emphasize the less represented sectors.
The portfolio managers select individual
securities as representatives of their
economic sectors and generally weight
them by their relative capitalization within
that sector.

Private	The EM Fund may make direct investments	Not allowed.
Placements	in companies in private placement
transactions.

Fixed Income	Not allowed.	The SEM Fund may invest in convertible
and Convertible		instruments, which will generally not be
Securities		rated, but will typically be equivalent in
credit quality to securities rated below
investment grade (i.e., rated lower than BBB
by S&P Ratings Group or Fitch Ratings and
lower than Baa by Moody’s Investors
Service, Inc.). Such lower rated debt
securities will not exceed 20% of total
assets.

Short Sales	Not allowed.	The SEM Fund may enter short sales.

Securities	May seek to earn income by lending portfolio	Same
Lending	securities to broker-dealers or other
institutional borrowers. May lend up to one-
third of the value of its total assets (including
borrowings) or such other amount as is
permitted under relevant law.

Borrowing	May borrow in accordance with applicable	Same
regulations, but currently intends to borrow
only for temporary purposes (such as to
satisfy redemption requests, to remain fully
invested in anticipation of expected cash
inflows and settle transactions). The Fund
will not purchase additional investment
securities while outstanding borrowings
exceed 5% of the value of its total assets.

Cash and Cash	May invest in cash or cash equivalents,	Same
Equivalents	including high quality short-term instruments
or an affiliated investment vehicle that
invests in such instruments, for cash
management purposes. During unusual

	EM Fund	SEM Fund

market conditions, the Fund may invest up to
100% of its assets in cash and cash
equivalents temporarily, which may be
inconsistent with its investment objective.

Illiquid	May not own illiquid securities if more than	Same
Securities	15% of its net assets would be invested in
securities that are not readily marketable.

Investment	Lloyd George Management (adviser of	Eaton Vance Management (“EVM”), Two
Adviser	the Emerging Markets Portfolio)	International Place, Boston, MA 02110

Investment	None	Parametric Portfolio Associates LLC
Sub-Adviser		(“Parametric”), a majority owned affiliate of
Eaton Vance Corp., 1151 Fairview Avenue
N., Seattle, WA 98109

Manager	Eaton Vance	None

Administrator	Eaton Vance	Same

Portfolio	Kathryn L. Langridge	Thomas Seto
Manager(s)	* Director and Senior Portfolio Manager of	* Vice President and Director of Portfolio
	Lloyd George Management	Management of Parametric
	* Portfolio manager of the Portfolio since	* Portfolio manager of the Fund since
	October 2, 2007	March 1, 2007
David Stein
* Managing Director and Chief Investment
Officer of Parametric
* Portfolio manager of the Fund since
March 1, 2007

Distributor	Eaton Vance Distributors, Inc.	Same

PRINCIPAL RISK FACTORS

Generally. As discussed above, the Funds have substantially similar investment objectives and policies and, as such, are subject to substantially similar types of risks. See “Principal Risks” in the SEM Fund Prospectus for a description of the principal risks of investing in the Fund.

The SEM Fund’s investment adviser uses quantitative investment techniques and analyses in making investment decisions for the Fund, but there can be no assurance that these will achieve the desired results. The SEM Fund’s strategy is highly dependent on a quantitatively-based country weighting process, a structured sector allocation and a proprietary disciplined rebalancing model that generally has not been independently tested or otherwise reviewed. Securities and exposures selected using this proprietary strategy may be weighted differently than in capitalization-weighted indices and therefore may differ in relative contribution to performance.

Principal Differences between the EM Fund and the SEM Fund. Although EM Fund and the SEM Fund have similar policies, the SEM Fund may invest in additional types of derivatives that the EM Fund did not invest in. To the extent that the SEM Fund utilizes such derivatives, the SEM Fund may have a higher risk profile than the EM Fund.

COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS

General. EM Fund is a series of Eaton Vance Special Investment Trust and SEM Fund is a series of Eaton Vance Mutual Funds Trust. Each Trust is a Massachusetts business trust governed by an

Amended and Restated Declaration of Trust dated September 27, 1993 and August 17, 1993, respectively, as amended from time to time, and by applicable Massachusetts law.

Shareholder Liability. Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of the trust, including its other series. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the trust and other series of the trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the trust or the trustees. Indemnification out of the trust property for all losses and expenses of any shareholder held personally liable by virtue of his or her status as such for the obligations of the trust is provided for in the Declaration of Trust and By-Laws. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered to be remote because it is limited to circumstances in which the respective disclaimers are inoperative and the series would be unable to meet their respective obligations.

Copies of the Declaration of Trust may be obtained from the Trust upon written request at its principal office or from the Secretary of the Commonwealth of Massachusetts.

INFORMATION ABOUT THE FUNDS

Information about SEM Fund is included in the current SEM Fund Prospectus, a copy of which is included herewith and incorporated by reference herein. Additional information about SEM Fund is included in the SEM Fund SAI, which has been filed with the SEC and is incorporated by reference herein. Information concerning the operation and management of the EM Fund is incorporated herein by reference from the EM Fund Prospectus and EM Fund SAI. Copies may be obtained without charge on Eaton Vance’s website at www.eatonvance.com, by writing Eaton Vance Distributors, Inc., Two International Place, Boston, MA 02110 or by calling 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. Eastern time.

You will find and may copy information about each Fund (including the statement of additional information and shareholder reports): at the SEC’s public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC’s Internet site (http://www.sec.gov); or, upon payment of copying fees, by writing to the SEC’s public reference section, 100 F Street NE, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

The Trusts, on behalf of the Funds, are currently subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and in accordance therewith files proxy material, reports and other information with the SEC. These reports can be inspected and copied at the SEC’s public reference section, 100 F Street NE, Washington, DC 20549-0102, as well as at the following regional offices: New York Regional Office, 3 World Financial Center, Suite 400, New York, NY 10281-1022; and Chicago Regional Office, 175 W. Jackson Boulevard, Suite 900, Chicago, IL 60604. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549 at prescribed rates.

Householding: One Proxy Statement/Prospectus may be delivered to multiple shareholders at the same address unless you request otherwise. You may request that we do not household proxy statements and/or obtain additional copies of the Proxy Statement/Prospectus by calling 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. Eastern time or writing to Eaton Vance Management, ATTN: Proxy Coordinator – Mutual Fund Operations, Two International Place, Boston, MA 02110.

VOTING INFORMATION

What is the Vote Required to Approve the Proposal?

The affirmative vote of the holders of a majority of EM Fund’s outstanding shares, as defined in the 1940 Act, is required to approve the Plan. Such “majority” vote is the vote of the holders of the lesser of (a) 67% or more of the shares of EM Fund present or represented by proxy at the Special Meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or (b) 50% of the outstanding shares of EM Fund. Class A and Class B shareholders of EM Fund will vote together as a single group. Approval of the Plan by EM Fund shareholders is a condition of the consummation of the Reorganization.

How Do I Vote in Person?

If you do attend the Special Meeting and wish to vote in person, we will provide you with a ballot prior to the vote. However, if your shares are held in the name of your broker, bank or other nominee, you must bring a letter from the nominee indicating that you are the beneficial owner of the shares on the Record Date and authorizing you to vote. Please call the Fund at 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. Eastern time if you have any questions about attending the Special Meeting. If you plan to attend the Special Meeting in person, please be prepared to present photo identification.

How Do I Vote By Proxy?

Whether you plan to attend the Special Meeting or not, we urge you to complete, sign and date the enclosed proxy card and to return it promptly in the envelope provided. Returning the proxy card will not affect your right to attend the Special Meeting and vote.

If you properly fill in and sign your proxy card and send it to us in time to vote at the Special Meeting, your “proxy” (the individual named on your proxy card) will vote your shares as you have directed. If you sign your proxy card but do not make specific choices, your proxy will vote your shares “FOR” the proposal and in accordance with management’s recommendation on other matters.

If you authorize a proxy, you may revoke it at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of the EM Fund before the Special Meeting that you have revoked your proxy; such notice must be in writing and sent to the Secretary of the EM Fund at the address set forth on the cover page of this Proxy Statement/Prospectus. In addition, although merely attending the Special Meeting will not revoke your proxy, if you are present at the Special Meeting you may withdraw your proxy and vote in person. Shareholders may also transact any other business not currently contemplated that may properly come before the Special Meeting in the discretion of the proxies or their substitutes.

How Will Proxies be Solicited and Tabulated?

The expense of preparing, printing and mailing this Proxy Statement/Prospectus and enclosures and the costs of soliciting proxies on behalf of the EM Fund’s Board of Trustees will be borne by the EM Fund. Proxies will be solicited by mail and may be solicited in person or by telephone, facsimile or other electronic means by officers of the EM Fund, by personnel of Eaton Vance, by the EM Fund’s transfer agent, PNC Global Investment Servicing, by broker-dealer firms or by a professional solicitation organization. The EM Fund has retained Computershare Fund Services (“Computershare”) to assist in the solicitation of proxies, for which the EM Fund will pay an estimated fee of approximately $20,000, which assumes a moderate level of solicitation activity. If a greater solicitation effort is required, the solicitation costs would be higher. The expenses connected with the solicitation of this proxy and with any further proxies which may be solicited by the EM Fund’s officers, by Eaton Vance personnel, by the transfer agent, by broker-dealer firms or by Computershare, in person, or by telephone, by telegraph, by facsimile or other electronic means, will be borne by the EM Fund. A written proxy may be delivered to the EM Fund or its transfer agent prior to the meeting by facsimile machine, graphic communication equipment or other electronic transmission. The EM Fund will reimburse banks, broker-dealer firms, and other persons holding shares registered in their names or in the names of their nominees, for their expenses incurred in sending proxy material to and obtaining proxies from the beneficial owners of such shares. Total estimated costs of the Reorganization are approximately $70,000.

Shareholders also may choose to give their proxy votes by telephone rather than return their proxy cards. Please see the proxy card for details. The EM Fund may arrange for Eaton Vance, its affiliates or agents to contact shareholders who have not returned their proxy cards and offer to have votes recorded by telephone. If the EM Fund records votes by telephone, it will use procedures designed to authenticate shareholders’ identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that their instructions have been properly recorded. If the enclosed proxy card is executed and returned, or a telephonic vote is delivered, that vote may nevertheless be revoked at any time prior to its use by written notification received by the EM Fund, by the execution of a later-dated proxy card, by the EM Fund’s receipt of a subsequent valid telephonic vote, or by attending the meeting and voting in person.

All proxy cards solicited by the Board of Trustees that are properly executed and telephonic votes that are properly delivered and received by the Secretary prior to the meeting, and which are not revoked, will be voted at the meeting. Shares represented by such proxies will be voted in accordance with the instructions thereon. If no specification is made on the proxy card, it will be voted FOR the matters specified on the proxy card. Abstentions and broker non-votes (i.e., proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the broker or nominee does not have discretionary power) will be treated as shares that are present at the meeting, but which have not been voted. Accordingly, abstentions and broker non-votes will assist the EM Fund in obtaining a quorum, but may have the effect of a “No” vote on the proposal.

How is a Quorum Determined and What Happens if There is an Adjournment?

What constitutes a quorum for purposes of conducting a valid shareholder meeting, such as the Special Meeting, is set forth in the Trust’s By-Laws. Under the By-Laws of the Trust, the presence, in person or by proxy, of a majority of the outstanding shares is necessary to establish a quorum.

If a quorum is not present at the Special Meeting, the persons named as proxies in the enclosed proxy card may propose to adjourn the meeting to permit further solicitation of proxies in favor of the proposal. A meeting, including the Special Meeting, may be adjourned one or more times. Each such adjournment requires the affirmative vote of the holders of a majority of EM Fund’s shares that are present at the meeting, in person or by proxy. The persons named as proxies will vote in favor of or against, or will abstain with respect to, adjournment in the same proportions they are authorized to vote for or against, or to abstain with respect to, the proposal.

THE TRUSTEES OF THE TRUST, INCLUDING THE INDEPENDENT TRUSTEES, RECOMMEND APPROVAL OF THE PLAN OF REORGANIZATION. DISSENTERS RIGHTS

Neither the Declaration of Trust nor Massachusetts law grants the shareholders of the EM Fund any rights in the nature of dissenters rights of appraisal with respect to any action upon which such shareholders may be entitled to vote; however, the normal right of mutual fund shareholders to redeem their shares (subject to any applicable contingent deferred sales charges) is not affected by the proposed Reorganization.

SEM FUND FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand SEM Fund’s financial performance for the periods indicated. Certain information in the table reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all distributions at net asset value. This information has been audited by Deloitte & Touche LLP, an independent registered public accounting firm, except that information prior to November 1, 2006 was audited by another independent registered public accounting firm. The report of Deloitte & Touche LLP and SEM Fund’s financial statements are incorporated herein by reference and included in SEM Fund’s annual report, which is available on request.

		Period Ended October 31,

	2009	2008	2007	2006(1)
	Class A	Class A	Class A	Class A

Net asset value – Beginning of year	$8.290	$17.500	$11.150	$10.000

Income (loss) from operations

Net investment income(2)	$0.121	$0.190	$0.110	$0.010
Net realized and unrealized gain (loss)	4.120	(9.216)	6.215	1.140

Total income (loss) from operations	$4.241	$(9.026)	$6.325	$1.150

Less distributions

From net investment income	$(0.092)	$(0.087)	$ -	$ -

From net realized gains		(0.098)	-	-

Total distributions	$(0.092)	$(0.185)	$ -	$ -

Redemption fees(2)	$0.001	$0.001	$0.025	$0.000(6)

Net asset value – End of period	$12.440	$8.290	$17.500	$11.500

Total Return(3)	51.81%	(52.10)%	56.95%	11.50%(5)

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$104,727	$74,062	$81,611	$1,451
Ratios (As a percentage of average daily net
assets):
Expenses(7)(8)	1.57%	1.50%	1.50%	1.50%(4)
Net investment income	1.26%	1.33%	0.77%	0.32%(4)
Portfolio Turnover	11%	5%	6%	6%(5)

(1)	For Class A shares of SEM Fund, for the period from the start of business, June 30, 2006, to October 31, 2006.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Annualized.
(5)	Not annualized.
(6)	Amount represents less than $0.0005 per share.
(7)	The adviser and administrator waived a portion of its fees and subsidized certain operating expenses (equal to 0.02%, 0.20%, 0.52% and 9.49% of average daily net assets for the years ended October 31, 2009, 2008 and 2007 and the period ended October 31, 2006, respectively).
(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

EM FUND FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand EM Fund’s financial performance for the periods indicated. Certain information in the table reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all distributions at net asset value. This information has been audited by Deloitte & Touche LLP, an independent registered public accounting firm. The report of Deloitte & Touche LLP and EM Fund’s financial statements are incorporated herein by reference and included in EM Fund’s annual report, which is available on request.

	Year Ended December 31,

	2009		2008		2007		2006		2005

	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B

Net asset value – Beginning of year	$11.370	$10.600	$30.090	$28.410	$28.540	$27.320	$23.960	$22.990	$20.040	$19.290

Income (loss) from operations

Net investment income (loss)(1)	$0.002	$(0.071)	$(0.002)	$(0.103)	$0.171	$0.009	$0.231	$0.149	$0.117	$0.027
Net realized and unrealized gain (loss)	7.507	7.000	(15.951)	(14.940)	6.617	6.319	5.909	5.594	5.880	5.635

Total income (loss) from Operations	$7.509	$6.929	$(15.953)	$(15.043)	$6.788	$6.328	$6.140	$5.743	$5.997	$5.662

Less distributions

From net investment income	$ -	$ -	$ -	$ -	$ -	$(0.052)	$(0.148)	$(0.001)	$(0.127)	$(0.012)

From net realized gain	-	-	(2.768)	(2.768)	(5.188)	(5.188)	(1.414)	(1.414)	(1.951)	(1.951)

Total distributions	$ -	$ -	$(2.768)	$(2.768)	$(5.240)	$(5.240)	$(1.562)	$(1.415)	$(2.078)	$(1.963)

Redemption fees(1)	$0.001	$0.001	$0.001	$0.001	$0.002	$0.002	$0.002	$0.002	$0.001	$0.001

Net asset value – End of year	$18.880	$17.530	$11.370	$10.600	$30.090	$28.410	$28.540	$27.320	$23.960	$22.990

Total Return(2)	66.05%	65.22%	(57.87)%	(58.07)%	24.29%	23.68%	25.68%	25.03%	30.27%	29.69%

Ratios/Supplemental Data

Net assets, end of year	$49,305	$12,518	$33,791	$8,388	$144,419	$33,870	$148,614	$31,078	$91,770	$26,283
(000’s omitted)
Ratios (As a percentage of
average
daily net assets):
Expenses(3)(4)	2.56%(5)	3.06%(5)	2.37%	2.87%	2.23%	2.73%	2.30%	2.80%	2.41%(5)	2.91%(5)
Net investment income (loss)	0.01%	(0.52)%	(0.01)%	(0.51)%	0.55%	0.03%	0.88%	0.59%	0.53%	0.13%
Portfolio Turnover of the Portfolio	75%	75%	114%	114%	68%	68%	35%	35%	32%	32%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(4)	Excludes the effect of custody fee credits, if any, or less than 0.005%.
(5)	The investment adviser to the Portfolio and manager subsidized certain operating expenses (equal to 0.10% of average daily net assets for the year ended December 31, 2009). The investment adviser to the
Portfolio voluntarily waived a portion of its investment adviser fee (equal to less than 0.01% of average daily net assets for the year ended December 31, 2005). Absent this waiver and/or subsidy, total return would be lower.

EXPERTS

The financial statements incorporated in this Proxy Statement/Prospectus by reference from EVM Fund’s Annual Report for the year ended December 31, 2009 and SEM Fund’s Annual Report for the year ended October 31, 2009 on Form N-CSR have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports, which are incorporated herein by reference, and have been so incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

APPENDIX A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made as of this ____ day of ___________, 2010, by and among Eaton Vance Special Investment Trust (“Special Investment Trust”), a Massachusetts business trust, on behalf of its series Eaton Vance Emerging Markets Fund (“Acquired Fund”), and Eaton Vance Mutual Funds Trust (“Mutual Funds Trust”), on behalf of its series Eaton Vance Structured Emerging Markets Fund (“Acquiring Fund”).

WITNESSETH

     WHEREAS, Mutual Funds Trust and Special Investment Trust are registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as open-end management investment companies authorized to issue an unlimited number of shares of beneficial interest without par value in one or more series (such as the Acquired Fund and Acquiring Fund), and the Trustees of Mutual Funds Trust and Special Investment Trust have divided the shares of the Acquired Fund and the Acquiring Fund into multiple classes, including Class A and Class B shares of the Acquired Fund (“Acquired Fund Shares”), and, in the case of the Acquiring Fund, Class A shares (“Acquiring Fund Shares”) and Class C and Class I shares;

     WHEREAS, the Acquired Fund currently invests all of its assets in Emerging Markets Portfolio, a separate open-end, management investment company which is proposed to be dissolved upon consummation of the reorganization contemplated herein (the “Portfolio”);

     WHEREAS, Mutual Funds Trust and Special Investment Trust desire to provide for the reorganization of the Acquired Fund through the acquisition by the Acquiring Fund of substantially all of the assets of the Acquired Fund in exchange for the Acquiring Fund Shares in the manner set forth herein; and

     WHEREAS, it is intended that the reorganization described in this Agreement shall be a reorganization within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”);

     NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties hereto agree as follows:

1.	Definitions

	1.1	The term “1933 Act” shall mean the Securities Act of 1933, as amended.

	1.2	The term “1934 Act” shall mean the Securities Exchange Act of 1934, as amended.

	1.3	The term “Acquired Fund N-1A” shall mean the registration statement, as amended, on
Form N-1A of Special Investment Trust with respect to the Acquired Fund in effect on the date hereof or on the Closing Date, as the context may require.

	1.4	The term “Acquiring Fund N-1A” shall mean the registration statement, as amended, on
Form N-1A of Mutual Funds Trust with respect to the Acquiring Fund in effect on the date hereof or on the Closing Date, as the context may require.

	1.5	The term “Agreement” shall mean this Agreement and Plan of Reorganization.

	1.6	The term “Assumed Liabilities” shall mean all liabilities, expenses, costs, charges and receivables of the Acquired Fund as of the Close of Trading on the New York Stock
Exchange on the Valuation Date.

	1.7	The term “Business Day” shall mean any day that the New York Stock Exchange is open.

	1.8	The term “Close of Trading on the NYSE” shall mean the close of regular trading on the
New York Stock Exchange, which is usually 4:00 p.m. Eastern time.

	1.9	The term “Closing” shall mean the closing of the transaction contemplated by this
Agreement.

	1.10	The term “Closing Date” shall mean ____________, 2010, provided all necessary approvals have been received, or such other date as may be agreed by the parties on which the Closing is to take place.

	1.11	The term “Commission” shall mean the Securities and Exchange Commission.

	1.12	The term “Custodian” shall mean State Street Bank and Trust Company.

	1.13	The term “Delivery Date” shall mean the date contemplated by Section 3.3 of this
Agreement.

	1.14	The term “Mutual Funds Trust N-14” shall mean Mutual Funds Trust’s registration statement on Form N-14, including a Proxy Statement/Prospectus as may be amended, that describes the transactions contemplated by this Agreement and registers the
Acquiring Fund Shares to be issued in connection with this transaction.

	1.15	The term “NYSE” shall mean the New York Stock Exchange.

	1.16	The term “Portfolio N-1A” shall mean the registration statement, as amended, on Form N-
1A of the Portfolio in effect on the date hereof or on the Closing Date, as the context may require.

	1.17	The term “Proxy Statement” shall mean the Proxy Statement/Prospectus furnished to the
Acquired Fund shareholders in connection with this transaction.

	1.18	The term “Securities List” shall mean the list of those securities and other assets owned by the Portfolio, on behalf of Acquired Fund, on the Delivery Date.

	1.19	The term “Valuation Date” shall mean the day of the Closing Date.

2.	Transfer and Exchange of Assets

	2.1	Reorganization of the Acquired Fund. At the Closing, subject to the requisite approval of the Acquired Fund’s shareholders and the terms and conditions set forth herein, Special
Investment Trust shall transfer all of the assets of the Acquired Fund and assign all
Assumed Liabilities to the Acquiring Fund, and the Acquiring Fund shall acquire such assets and shall assume such Assumed Liabilities upon delivery by the Acquiring Fund to the Acquired Fund on the Closing Date of Class A Acquiring Fund Shares (including, if applicable, fractional shares) having an aggregate net asset value equal to the value of the assets so transferred, assigned and delivered, less the Assumed Liabilities, all determined and adjusted as provided in Section 2.2. Upon delivery of the assets, the
Acquiring Fund will receive good and marketable title thereto free and clear of all liens.

	2.2	Computation of Net Asset Value. The net asset value per share of the Acquiring Fund
Shares and the net value of the assets of the Acquired Fund subject to this Agreement shall, in each case, be determined as of the Close of Trading on the NYSE on the
Valuation Date, after the declaration and payment of any dividend on that date. The net asset value of the Acquiring Fund Shares shall be computed in the manner set forth in the Acquiring Fund N-1A. In determining the value of the securities transferred by the
Acquired Fund to the Acquiring Fund, such assets shall be priced in accordance with the policies and procedures described in the Acquiring Fund N-1A.

3.	Closing Date, Valuation Date and Delivery

	3.1	Closing Date. The Closing shall be at the offices of Eaton Vance Management, Two
International Place, Boston, MA 02110 immediately after the close of business on the
Closing Date. All acts taking place at Closing shall be deemed to take place simultaneously as of the close of business on the Closing Date unless otherwise agreed in writing by the parties.

	3.2	Valuation Date. Pursuant to Section 2.2, the net value of the assets of the Acquired Fund and the net asset value per share of the Acquiring Fund shall be determined as of the
Close of Trading on the NYSE on the Valuation Date, after the declaration and payment of any dividend on that date. The stock transfer books of Special Investment Trust with respect to the Acquired Fund will be permanently closed, and sales of the Acquired Fund
Shares shall be suspended, as of the close of business of Special Investment Trust on the Valuation Date. Redemption requests thereafter received by Special Investment Trust with respect to the Acquired Fund shall be deemed to be redemption requests for the
Acquiring Fund Shares to be distributed to shareholders of the Acquired Fund under this
Agreement provided that the transactions contemplated by this Agreement are consummated.

In the event that trading on the NYSE or on another exchange or market on which securities held by the Acquired Fund are traded shall be disrupted on the Valuation Date so that, in the judgment of Mutual Funds Trust and Special Investment Trust, accurate appraisal of the net assets of the Acquired Fund to be transferred hereunder or the assets of the Acquiring Fund is impracticable, the Valuation Date shall be postponed until the first Business Day after the day on which trading on such exchange or in such market shall, in the judgment of Mutual Funds Trust and Special Investment Trust, have been resumed without disruption. In such event, the Closing Date shall be postponed until one
Business Day after the Valuation Date.

	3.3	Delivery of Assets. After the close of business on the Valuation Date, Special Investment
Trust shall issue instructions providing for the delivery of all of its assets held on behalf of the Acquired Fund to the Custodian to be held for the account of the Acquiring Fund, effective as of the Closing. The Acquiring Fund may inspect such securities at the offices of the Custodian prior to the Valuation Date.

4.	The Acquired Fund Distributions and Termination

	4.1	As soon as reasonably practicable after the Closing Date, Special Investment Trust shall pay or make provisions for the payment of all of the debts and taxes of the Acquired Fund and distribute all remaining assets, if any, to shareholders of the Acquired Fund, and the
Acquired Fund shall thereafter be terminated under Massachusetts law.

At, or as soon as may be practicable following the Closing Date, Special Investment Trust on behalf of the Acquired Fund shall distribute the Class A Acquiring Fund Shares it received from the Acquiring Fund to the shareholders of the Acquired Fund and shall instruct the Acquiring Fund as to the amount of the pro rata interest of each of the

Acquired Fund’s shareholders as of the close of business on the Valuation Date (such shareholders to be certified as such by the transfer agent for Special Investment Trust ), to be registered on the books of the Acquiring Fund, in full and fractional Acquiring Fund
Shares, in the name of each such shareholder, and the Acquiring Fund agrees promptly to transfer the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the
Acquiring Fund in the names of the Acquired Fund shareholders in accordance with said instruction. Each Acquired Fund shareholder shall receive Class A shares of the
Acquiring Fund. All issued and outstanding Acquired Fund Shares shall thereupon be canceled on the books of Special Investment Trust. The Acquiring Fund shall have no obligation to inquire as to the correctness of any such instruction, but shall, in each case, assume that such instruction is valid, proper and correct.

5.	The Acquired Fund Securities

On the Delivery Date, the Portfolio on behalf of the Acquired Fund shall deliver the Securities List and tax records. Such records shall be made available to the Acquiring Fund prior to the Closing
Date for inspection by the Treasurer (or his or her designee). Notwithstanding the foregoing, it is expressly understood that the Acquired Fund may hereafter until the close of business on the
Valuation Date sell any securities owned by it in the ordinary course of its business as a series of an open-end, management investment company.

6.	Liabilities and Expenses

The Acquiring Fund shall acquire all liabilities of the Acquired Fund, whether known or unknown, or contingent or determined. Special Investment Trust will discharge all known liabilities of the
Acquired Fund, so far as may be possible, prior to the Closing Date. The Acquired Fund shall bear the expenses of carrying out this Agreement.

7.	Portfolio Representations and Warranties

The Portfolio hereby represents, warrants and agrees as follows:

	7.1	Legal Existence. It is a trust duly organized and validly existing under the laws of the
State of Massachusetts.

	7.2	Registration under 1940 Act. The Portfolio is duly registered with the Commission as a closed-end, investment company under the 1940 Act and such registration is in full force and effect.

	7.3	Financial Statements. The statement of assets and liabilities, schedule of portfolio investments and related statements of operations and changes in net assets of the
Portfolio dated December 31, 2009 fairly present its financial condition as of said date in conformity with generally accepted accounting principles.

	7.4	No Material Events. There are no legal, administrative or other proceedings pending, or to its knowledge, threatened against the Portfolio that would materially affect its financial condition.

	7.5	Requisite Approvals. The execution and delivery of this Agreement and the consummation of the transactions contemplated herein have been authorized by the
Portfolio’s Board of Trustees by vote taken at a meeting of such Board duly called and held on April 26, 2010.

	7.6	No Material Violations. The Portfolio is not, and the execution, delivery and performance of this Agreement will not result, in a material violation of any provision of its Declaration of Trust or By-Laws, as each may be amended, of the Portfolio or of any agreement, indenture, instrument, contract, lease or other undertaking to which it is a party or by which it is bound.

	7.7	Taxes and Related Filings. Except where failure to do so would not have a material adverse effect on the Portfolio, the Portfolio has filed and will file or obtain valid extensions of filing dates for all required federal, state and local tax returns and reports for all taxable years through and including the taxable year ended October 31, 2009 and no such filings or reports are currently being audited or contested by the Internal
Revenue Service or state or local taxing authority and all federal, state and local income, franchise, property, sales, employment or other taxes or penalties payable have been paid or will be paid, so far as due. The Portfolio is classified as a partnership for federal tax purposes, has qualified as such for each taxable year of its operations, and will qualify as such as of the Closing Date.

	7.8	Good and Marketable Title. On the Closing Date, the Portfolio will have good and marketable title to its assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims and equities whatsoever, except as provided in the
Portfolio N-1A.

	7.9	Books and Records. The Portfolio has maintained all records required under Section 31 of the 1940 Act and rules thereunder.

8.	Mutual Funds Trust and Special Investment Trust Representations and Warranties

Mutual Funds Trust, on behalf of the Acquiring Fund, and Special Investment Trust, on behalf of the Acquired Fund, hereby represent, warrant and agree as follows:

	8.1	Legal Existence. Mutual Funds Trust and Special Investment Trust are each a business trust duly organized and validly existing under the laws of the Commonwealth of
Massachusetts. The Acquiring Fund is a validly existing series of Mutual Funds Trust.
The Acquired Fund is a validly existing series of Special Investment Trust. Mutual Funds
Trust is authorized to issue an unlimited number of shares of beneficial interest of the
Acquiring Fund.

	8.2	Registration under 1940 Act. Mutual Funds Trust and Special Investment Trust are each duly registered as open-end management investment companies under the 1940 Act and such registration is in full force and effect.

	8.3	Financial Statements. The statement of assets and liabilities and the schedule of portfolio investments and the related statements of operations and changes in net assets of the
Acquired Fund dated December 31, 2009 and the Acquiring Fund dated October 31,
2009 fairly present the financial condition of the Acquired Fund and the Acquiring Fund as of said dates in conformity with generally accepted accounting principles.

	8.4	No Contingent Liabilities. There are no known contingent liabilities of the Acquired Fund or the Acquiring Fund not disclosed and there are no legal, administrative or other proceedings pending, or to the knowledge of Mutual Funds Trust or Special Investment
Trust threatened, against the Acquiring Fund or the Acquired Fund which would materially affect its financial condition.

	8.5	Requisite Approvals. The execution and delivery of this Agreement and the consummation of the transactions contemplated herein, have been authorized by the
Boards of Trustees of Mutual Funds Trust and Special Investment Trust by vote taken at a meeting of such Boards duly called and held on April 26, 2010. No approval of the shareholders of the Acquiring Fund is required in connection with this Agreement or the transaction contemplated hereby. The Agreement has been executed and delivered by a duly authorized officer of Mutual Funds Trust and Special Investment Trust and is a valid and legally binding obligation of each of the Acquiring Fund and the Acquired Fund enforceable in accordance with its terms.

8.6	No Material Violations. Mutual Funds Trust and Special Investment Trust are not, and the
execution, delivery and performance of this Agreement will not result, in a material violation of any provision of their Declaration of Trust or By-Laws, as each may be amended, of Mutual Funds Trust or Special Investment Trust or of any agreement, indenture, instrument, contract, lease or other undertaking to which Mutual Funds Trust or Special Investment Trust is a party or by which it is bound.

8.7	Taxes and Related Filings. Except where failure to do so would not have a material adverse effect on the Acquired Fund or the Acquiring Fund, each of the Acquired Fund and the Acquiring Fund has filed or will file or obtain valid extensions of filing dates for all required federal, state and local tax returns and reports for all taxable years through and including its current taxable year and no such filings are currently being audited or contested by the Internal Revenue Service or state or local taxing authority and all federal, state and local income, franchise, property, sales, employment or other taxes or penalties payable pursuant to such returns have been paid or will be paid, so far as due.
Each of the Acquired Fund and the Acquiring Fund has elected to be treated as a
“regulated investment company” for federal tax purposes, has qualified as such for each taxable year of its operations and will qualify as such as of the Closing Date.

8.8	Good and Marketable Title. On the Closing Date, the Acquired Fund will have good and marketable title to its assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims and equities whatsoever, and full right, power and authority to sell, assign, transfer and deliver such assets and shall deliver such assets to the Acquiring Fund. Upon delivery of such assets, the Acquiring Fund will receive good and marketable title to such assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims and equities, except as to adverse claims under Article 8 of the Uniform Commercial Code of which the Acquiring Fund has notice and necessary documentation at or prior to the time of delivery.

8.9	Acquiring Fund N-1A Not Misleading. The Acquiring Fund N-1A conforms on the date of the Agreement, and will conform on the date of the Proxy Statement and the Closing
Date, in all material respects to the applicable requirements of the 1933 Act and the 1940
Act and the rules and regulations of the Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

8.10	Proxy Statement. The Proxy Statement delivered to the Acquired Fund shareholders in connection with this transaction (both at the time of delivery to such shareholders in connection with the meeting of shareholders and at all times subsequent thereto and including the Closing Date) in all material respects, conforms to the applicable requirements of the 1934 Act and the 1940 Act and the rules and regulations of the
Commission thereunder, and will not include any untrue statement of a material fact or omit to state any material fact required to be stated thereon or necessary to make statements therein, in light of the circumstances under which they were made, not materially misleading.

8.11	Books and Records. Each of the Acquired Fund and the Acquiring Fund have maintained all records required under Section 31 of the 1940 Act and rules thereunder.

9.	Conditions Precedent to Closing

The obligations of the parties hereto shall be conditioned on the following:

	9.1	Representations and Warranties. The representations and warranties of the parties made herein will be true and correct as of the date of this Agreement and on the Closing
Date.

	9.2	Shareholder Approval. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the Acquired Fund Shares in accordance with the 1940 Act and the Declaration of Trust and By-Laws, each as amended, of Special Investment Trust.

	9.3	Pending or Threatened Proceedings. On the Closing Date, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

	9.4	Registration Statement. The Mutual Funds Trust N-14 shall have become effective under the 1933 Act; no stop orders suspending the effectiveness of such Mutual Funds Trust N-
14 shall have been issued; and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act. The Proxy Statement has been delivered to each shareholder of record of the Acquired Fund as of June 15, 2010 in accordance with the provisions of the 1934 Act and the rules thereunder.

	9.5	Declaration of Dividend. Special Investment Trust shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Acquired Fund shareholders all of the Acquired Fund’s investment company taxable income (as defined in Section 852 of the Code) (computed without regard to any deduction for dividends paid) for the final taxable period of the Acquired
Fund, all of its net capital gain realized in the final taxable period of the Acquired Fund
(after reduction for any capital loss carryforward) and all of the excess of (i) its interest income excludable from gross income under Section 103(a) of the Code over (ii) its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the final taxable period of the Acquired Fund.

	9.6	State Securities Laws. The parties shall have received all permits and other authorizations necessary, if any, under state securities laws to consummate the transactions contemplated herein.

	9.7	Performance of Covenants. Each party shall have performed and complied in all material respects with each of the agreements and covenants required by this Agreement to be performed or complied with by each such party prior to or at the Valuation Date and the
Closing Date.

	9.8	Due Diligence. Acquiring Fund shall have had reasonable opportunity to have its officers and agents review the records of the Acquired Fund and of the Portfolio.

	9.9	No Material Adverse Change. From the date of this Agreement, through the Closing
Date, there shall not have been:

• any change in the business, results of operations, assets or financial condition or the manner of conducting the business of the Acquired Fund or the Acquiring
Fund (other than changes in the ordinary course of business, including, without limitation, dividends and distributions in the ordinary course and changes in the net asset value per share) which has had a material adverse effect on such business, results of operations, assets or financial condition, except in all instances as set forth in the financial statements;

• any loss (whether or not covered by insurance) suffered by the Acquired Fund or the Acquiring Fund materially and adversely affecting of the Acquired Fund or the
Acquiring Fund, other than depreciation of securities;

• issued by Mutual Funds Trust or Special Investment Trust to any person any option to purchase or other right to acquire shares of any class of the Acquired
Fund or the Acquiring Fund Shares (other than in the ordinary course of Mutual
Funds Trust or Special Investment Trust’s business as an open-end management investment company);

• any indebtedness incurred by the Acquired Fund or the Acquiring Fund for borrowed money or any commitment to borrow money entered into by the
Acquired Fund or the Acquiring Fund except as permitted in the Acquired Fund
N-1A or the Acquiring Fund N-1A and disclosed in financial statements required to be provided under this Agreement;

• any amendment to the Declaration of Trust or By-Laws of Mutual Funds Trust
that will adversely affect the ability of Mutual Funds Trust to comply with the terms of this Agreement; or

• any grant or imposition of any lien, claim, charge or encumbrance upon any asset of the Acquired Fund except as provided in the Acquired Fund N-1A so long as it will not prevent Special Investment Trust from complying with Section
8.8.

	9.10	Lawful Sale of Shares. On the Closing Date, the Acquiring Fund Shares to be issued pursuant to Section 2.1 of this Agreement will be duly authorized, duly and validly issued and outstanding, and fully paid and non-assessable by Mutual Funds Trust, and conform in all substantial respects to the description thereof contained in the Mutual Funds Trust
N-14 and Proxy Statement furnished to the Acquired Fund shareholders and the
Acquiring Fund Shares to be issued pursuant to paragraph 2.1 of this Agreement will be duly registered under the 1933 Act by the Mutual Funds Trust N-14 and will be offered and sold in compliance with all applicable state securities laws.

	9.11	Documentation and Other Actions. Mutual Funds Trust shall have executed such documents and shall have taken such other actions, if any, as reasonably requested to fully effectuate the transactions contemplated hereby.

10.	Addresses

All notices required or permitted to be given under this Agreement shall be given in writing to
Eaton Vance Mutual Funds Trust or Eaton Vance Special Investment Trust, Two International
Place, Boston, MA 02110 (Attention: Chief Legal Officer), or at such other place as shall be specified in written notice given by either party to the other party to this Agreement and shall be validly given if mailed by first-class mail, postage prepaid.

11.	Termination

This Agreement may be terminated by either party upon the giving of written notice to the other, if any of the representations, warranties or conditions specified in Sections 7, 8 or 9 hereof have not been performed or do not exist on or before December 31, 2010. In the event of termination of this Agreement pursuant to this provision, neither party (nor its officers, Trustees or shareholders) shall have any liability to the other.

12.	Miscellaneous

This Agreement shall be governed by, construed and enforced in accordance with the laws of the
Commonwealth of Massachusetts. Mutual Funds Trust and Special Investment Trust represent that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein. Mutual Funds Trust and Special Investment Trust represent that this Agreement constitutes the entire agreement between the parties as to the subject matter hereof. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. This Agreement shall be executed in any number of counterparts, each of which shall be deemed an original. Whenever used herein, the use of any gender shall include all genders. In the event that any provision of this Agreement is unenforceable at law or in equity, the remainder of the Agreement shall remain in full force and effect.

13.	Amendments

At any time prior to or after approval of this Agreement by the Acquired Fund shareholders (i) the parties hereto may, by written agreement and without shareholder approval, amend any of the provisions of this Agreement, and (ii) either party may waive without such approval any default by the other party or the failure to satisfy any of the conditions to its obligations (such waiver to be in writing); provided, however, that following shareholder approval, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be received by the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval. The failure of a party hereto to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof or the right of any party thereafter to enforce each and every such provision. No waiver of any breach of this
Agreement shall be held to be a waiver of any other or subsequent breach.

14.	Massachusetts Business Trust

References in this Agreement to Mutual Funds Trust and Special Investment Trust mean and refer to the Trustees from time to time serving under their Declarations of Trust on file with the
Secretary of the Commonwealth of Massachusetts, as the same may be amended from time to time, pursuant to which they conduct their businesses. It is expressly agreed that the obligations of Mutual Funds Trust and Special Investment Trust hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents or employees of each Trust personally, but bind only the trust property of each Trust as provided in said Declaration of Trust. The execution and delivery of this Agreement has been authorized by the respective trustees and signed by an authorized officer of Mutual Funds Trust and Special Investment Trust, acting as such, and neither such authorization by such trustees nor such execution and delivery by such officer shall be deemed to have been made by any of them but shall bind only the trust property of each Trust as provided in such Declaration of Trust. No series of Mutual Funds Trust or Special Investment
Trust shall be liable for the obligations of any other series.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by their officers thereunto duly authorized, as of the day and year first above written.

ATTEST:	EATON VANCE SPECIAL INVESTMENT TRUST
(on behalf of Eaton Vance Emerging Markets Fund)

__________________________	By: ________________________________
Maureen A. Gemma, Secretary	Thomas E. Faust Jr., President

EATON VANCE MUTUAL FUNDS TRUST
(on behalf of Eaton Vance Structured Emerging Markets Fund)

__________________________	By: ________________________________
Maureen A. Gemma, Secretary	Thomas E. Faust Jr., President

EMERGING MARKETS PORTFOLIO

__________________________	By: ________________________________
Maureen A. Gemma, Secretary	Hon. Robert Lloyd George, President
(For purposes of Section 7 only)

Appendix B

Annual Report

Management's Discussion of Fund Performance

Eaton Vance Structured Emerging Markets Fund as of October 31, 2009

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Economic and Market Conditions

• Despite an extremely volatile year, emerging markets generated strong positive performance, as measured by the MSCI Emerging Markets Index (the Index), which recorded a return of 64.13% for the 12 months ending October 31, 2009.1 As the period began late last fall, global equities were already in the midst of a dramatic decline, dragged lower by the failure or near-collapse of several major financial institutions struggling under the enormous weight of troubled assets. On the verge of illiquidity, the credit markets virtually ceased operating, worldwide economic activity ground to a near standstill, and anxious equity investors stayed on the sidelines. At the beginning of the second quarter, however, equity markets began a rally in response to indications that the concerted global effort by world banks to alleviate the credit crisis and stimulate economic growth was succeeding. The volatile period finished on a decidedly positive note, with many market indexes for European, U.S. and Asian equities posting solid annual gains.

• Against this backdrop, emerging markets fared very well, with some economies proving more resilient to the financial crisis and global recession than anticipated. Equity indexes tracking the performance of emerging markets widely outperformed the 27.71% return of foreign developed markets, as measured by the MSCI Europe, Australasia and Far East Index.

• Top performers in the Index on an absolute-return basis for the year ending October 31, 2009, included Indonesia (+126%), Peru (+117%), Russia (+110%), Colombia (+94%), Brazil (+92%) and China (+83%).  The Index’s nearly 20% weighting in China made the most significant contribution to returns, followed by a 15% allocation to Brazil. By contrast, countries such as Pakistan (-44%) and Jordan (-25%) did not fare as well.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Management Discussion

• For the year ending October 31, 2009, the Fund recorded a double-digit return, although it under-performed the Index, its primary benchmark, and the S&P/IFCI Emerging Markets Index, its secondary benchmark. Looking at individual countries, China and Brazil had strong positive returns but the Fund’s underweight in both countries detracted from performance relative to the Index. Fund holdings in Nigeria and United Arab Emirates also were a drag on relative performance, as was the Fund’s exposure to Qatar, Jordan, Kuwait, Ghana and Saudi Arabia.  Russia and Indonesia were among the top contributors to the Fund’s return, as the Fund was significantly overweighted in both countries versus the Index. An overweight to Argentina, as well as underweightings in Taiwan and Korea, also added to performance.

• With any multicountry portfolio, country selection and weighting have the largest effect on the risk and return experience of the Fund’s strategy. Our research into emerging countries has resulted in some important observations. Individually, emerging markets can be volatile, but they also exhibit relatively low correlations among each other and developed markets. We believe that due to this tendency to move relatively

Total Return Performance
10/31/08 – 10/31/09

Class A2	51.81%
Class C2	50.69
Class I2	52.15
MSCI Emerging Markets Index[1]	64.13
S&P/IFCI Emerging Markets Index[1]	65.33
Lipper Emerging Markets Funds Average[1]	56.55
See page 3 for more performance information.

1 It is not possible to invest directly in an Index or a Lipper Classification. The Indices’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. MSCI Index returns reflect dividends net of any applicable foreign withholding taxes. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

2 These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. Class I shares are offered to certain investors at net asset value. Absent expense limitations by the adviser, the sub-adviser and the administrator, the returns would be lower.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

B - 1

Eaton Vance Structured Emerging Markets Fund as of October 31, 2009 MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

independently, a structured portfolio that balances exposure to a broad array of emerging market countries can substantially reduce volatility compared to the level found in individual countries or more traditionally concentrated active strategies. While during the depths of the global financial crisis, there was a phenomenon where cross-country correlations rose and markets behaved more similarly than usual. However, they reverted to the historic norm of moving independent of each other as markets recovered throughout the year.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

Portfolio Composition

1 As a percentage of the Fund’s total common stocks as of 10/31/09.

2 As a percentage of the Fund’s net assets as of 10/31/09. Excludes cash equivalents.

Eaton Vance Structured Emerging Markets Fund as of October 31, 2009 FUND PERFORMANCE

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class A of the Fund with that of the MSCI Emerging Markets Index and the S&P/IFCI Emerging Markets Index, each an unmanaged index of common stocks traded in emerging markets and available to foreign investors. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class A, the MSCI Emerging Markets Index and the S&P/IFCI Emerging Markets Index. Class A total returns are presented at net asset value and maximum public offering price. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

*Source: Lipper, Bloomberg. Class A of the Fund commenced investment operations on 6/30/06.

A $10,000 hypothetical investment at net asset value in Class C shares and Class I shares on 6/30/06 (inception date) would have been valued at $12,398 and $12,814, respectively, on 10/31/09. It is not possible to invest directly in an Index. The Indices’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

performance[1]	Class A	Class C	Class I
Share Class Symbol	EAEMX	ECEMX	EIEMX

Average Annual Total Returns (at net asset value)

One Year	51.81%	50.69%	52.15%
Life of Fund†	7.48	6.65	7.71

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year	43.01%	49.69%	52.15%
Life of Fund†	5.59	6.65	7.71

† Inception Dates For All Share Classes: 6/30/06

1 Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge and, for Class C, reflect a 1% CDSC for the first year. Class A and Class I shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of settlement of purchase. Class I shares are offered to certain investors at net asset value. Absent expense limitations by the adviser, the sub-adviser and the administrator, the returns would be lower.

Total Annual Operating Expenses[2]
	Class A	Class C	Class I

Gross Expense Ratio	1.72%	2.47%	1.48%
Net Expense Ratio	1.62	2.37	1.37

2Source: Prospectus dated 3/1/09. Net expense ratio reflects a contractual expense limitation that continues through February 28, 2010. Thereafter, the expense limitation may be changed or terminated at any time. Without this expense limitation, expenses would be higher.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Structured Emerging Markets Fund as of October 31, 2009 FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2009 – October 31, 2009).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Structured Emerging Markets Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(5/1/09)	(10/31/09)	(5/1/09 – 10/31/09)

Actual
Class A	$1,000.00	$1,416.90	$9.75**
Class C	$1,000.00	$1,409.90	$14.27**
Class I	$1,000.00	$1,417.50	$8.23**

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.10	$8.13**
Class C	$1,000.00	$1,013.40	$11.93**
Class I	$1,000.00	$1,018.40	$6.87**

*	Expenses are equal to the Fund’s annualized expense ratio of 1.60% for Class A shares, 2.35% for Class C shares and
1.35% for Class I shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on April 30, 2009.

**	Absent an expense limitation by affiliates, the expenses would be higher.

APPENDIX C

OUTSTANDING SHARES AND 5% HOLDERS

Shareholders are entitled to the number of votes equal to the number of shares held by such shareholder. As of the Record Date, the number of shares outstanding of the EM Fund Class A shares and Class B shares were __________ and ________, respectively, and the number of shares outstanding of SEM Fund Class A shares were ________________. SEM Fund shareholders are not voting on the proposal.

As of the Record Date, the following person(s) held the share percentage of EM Fund indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

EM Fund Class A shares
Pershing LLC	Jersey City, NJ	%
Charles Schwab & Co. Inc.	San Francisco, COA	%
Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	%

EM Fund Class B shares
Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	%
Pershing LLC	Jersey City, NJ	%
Morgan Stanley	Jersey City, NJ	%

Assuming the Reorganization was consummated on the Record Date, such persons would hold the following share percentages of Class A shares of the combined fund:

Pershing LLC	Jersey City, NJ	%
Charles Schwab & Co. Inc.	San Francisco, CA	%
Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	%
Morgan Stanley	Jersey City, NJ	%

As of the Record Date, the following person(s) held the share percentage of SEM Fund indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

SEM Fund Class A shares
Charles Schwab & Co. Inc.	San Francisco, COA	%
Pershing LLC	Jersey City, NJ	%

Assuming the Reorganization was consummated on the Record Date, such persons would hold the following share percentages of Class A shares of the combined fund:

Charles Schwab & Co. Inc.	San Francisco, COA	%
Pershing LLC	Jersey City, NJ	%

As of June 15, 2010, to the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of EM Fund or SEM Fund. The Trustees and officers of the Trusts individually and as a group owned beneficially less than 1% of the outstanding shares of each Fund as of that date

C-1

EATON VANCE MUTUAL FUNDS TRUST Eaton Vance Structured Emerging Markets Fund

Two International Place Boston, Massachusetts 02110

STATEMENT OF ADDITIONAL INFORMATION

DATED [JUNE 29, 2010]

     This Statement of Additional Information (“SAI”) relates specifically to the reorganization of Eaton Vance Emerging Markets Fund (“Emerging Markets Fund”) into Eaton Vance Structured Emerging Markets Fund (“Structured Emerging Markets Fund”), whereby Emerging Fund will transfer substantially all of its assets to Structured Emerging Markets Fund, and shareholders in Emerging Markets Fund will receive shares of Structured Emerging Markets Fund, in exchange for their Emerging Markets Fund shares. This SAI consists of the information set forth herein and the following described documents, each of which is incorporated by reference herein (legally forms a part of the SAI):

(1)	The audited financial statements of (a) Emerging Markets Fund included in the
Annual Report to Shareholders of the Fund for the fiscal year ended December 31,
2009, previously filed on EDGAR, Accession Number 0000950123-10-017762 and
(b) Structured Emerging Markets Fund included in the Annual Report to
Shareholders of the Fund for the fiscal year ended October 31, 2009, previously filed on EDGAR, Accession Number 0000950123-09-074269.

(2)	The Statement of Additional Information of Emerging Markets Fund, dated May
1, 2010, previously filed on EDGAR, Accession Number 0000940394-10-000423.

(3)	The Statement of Additional Information of Structured Emerging Markets Fund,
dated March 1, 2010, previously filed on EDGAR, Accession Number
0000940394-10-000156.

This SAI is not a prospectus and should be read only in conjunction with the Proxy Statement/Prospectus dated [June 29, 2010] relating to the above-referenced matter. A copy of the Proxy Statement/ Prospectus may be obtained by calling Eaton Vance Distributors, Inc. at (800) 262-1122.

Pro Forma Financial Statements

     Because the net asset value of Emerging Markets Fund is less than 10 percent of the net asset value of Structured Emerging Markets Fund as of April 30, 2010, no pro forma financial statements are required or provided per Rule 11-01 of Regulation S-X.

1

PART C OTHER INFORMATION

Item 15.      Indemnification

     Article IV of the Registrant’s Amended and Restated Declaration of Trust permits Trustee and officer indemnification by By-Law, contract and vote. Article XI of the By-Laws contains indemnification provisions.

     The Registrant’s Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

     The distribution agreement of the Registrant also provide for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

Item 16.      Exhibits

(1)	(a)	Amended and Restated Declaration of Trust of Eaton Vance Mutual Funds Trust
dated August 17, 1993, filed as Exhibit (1)(a) to Post-Effective Amendment No. 23 filed July 14, 1995 (Accession No. 0000950156-95-000497) and incorporated herein by reference. As used herein, references to Post-Effective Amendments are to post-effective amendments to the Registrant’s registration statement on Form N-
1A.

	(b)	Amendment dated July 10, 1995 to the Declaration of Trust filed as Exhibit (1)(b) to
Post-Effective Amendment No. 23 filed July 14, 1995 (Accession No. 0000950156-
95-000497) and incorporated herein by reference.

	(c)	Amendment dated June 23, 1997 to the Declaration of Trust filed as Exhibit (1)(c)
to Post-Effective Amendment No. 38 filed October 30, 1997 (Accession No.
0000950156-97-000918) and incorporated herein by reference.

	(d)	Amendment dated August 11, 2008 to the Declaration of Trust filed as Exhibit
(a)(4) to Post-Effective Amendment No. 136 filed August 28, 2008 (Accession No.
0000940394-08-001205) and incorporated herein by reference.

	(e)	Amended and Restated Establishment and Designation of Series of Shares of
Beneficial Interest, Without Par Value, as amended and restated effective March 15,
2010 filed as Exhibit (a)(5) to Post-Effective Amendment No. 156 filed March 31,
2010 (Accession No. 0000940394-10-000343) and incorporated herein by reference.

(2)	(a)	By-Laws as amended November 3, 1986 filed as Exhibit (2)(a) to Post-Effective
Amendment No. 23 filed July 14, 1995 (Accession No. 0000950156-95-000497)
and incorporated herein by reference.

	(b)	Amendment to By-Laws dated December 13, 1993 filed as Exhibit (2)(b) to Post-
Effective Amendment No. 23 filed July 14, 1995 (Accession No. 0000950156-95-
000497) and incorporated herein by reference.

	(c)	Amendment to By-Laws dated June 18, 2002 filed as Exhibit (b)(3) to Post-
Effective Amendment No. 87 filed September 13, 2002 (Accession No.
0000940394-02-000563) and incorporated herein by reference.

	(d)	Amendment to By-Laws dated February 7, 2005 filed as Exhibit (b)(4) to Post-
Effective Amendment No. 103 filed March 1, 2005 (Accession No. 0000940394-05-
000195) and incorporated herein by reference.

	(e)	Amendment to By-Laws dated December 11, 2006 filed as Exhibit (b)(5) to Post-
Effective Amendment No. 120 filed February 7, 2007 (Accession No. 0000940394-
07-000138) and incorporated herein by reference.

	(f)	Amendment to By-Laws dated August 11, 2008 filed as Exhibit (b)(6) to Post-
Effective Amendment No. 136 filed August 28, 2008 (Accession No. 0000940394-
08-001205) and incorporated herein by reference.

(3)		Voting Trust Agreement. – not applicable.

(4)		Form of Agreement and Plan of Reorganization – filed as Appendix A to the Proxy
Statement/Prospectus.

(5)		Shareholders rights are set forth in the Registrant’s Amended and Restated
Declaration of Trust and By-Laws referenced in Items 16(1) and 16(2) above.

(6)	(a)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance
Tax Free Reserves dated August 15, 1995 filed as Exhibit (5)(b) to Post-Effective
Amendment No. 25 filed August 17, 1995 (Accession No. 0000950156-95-000608)
and incorporated herein by reference.

	(b)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance
Tax-Managed Emerging Growth Fund dated September 16, 1997 filed as Exhibit
(5)(c) to Post-Effective Amendment No. 37 filed October 17, 1997 (Accession No.
0000950156-97-000870) and incorporated herein by reference.

	(c)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance
Municipal Bond Fund dated October 17, 1997 filed as Exhibit (5)(d) to Post-
Effective Amendment No. 37 filed October 17, 1997 (Accession No. 0000950156-
97-000870)and incorporated herein by reference.

(d)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance
International Growth Fund dated June 18, 2001 filed as Exhibit (d)(6) to Post-
Effective Amendment No. 76 filed June 21, 2001 (Accession No. 0000940394-01-
500299) and incorporated herein by reference.

(e)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance
Equity Research Fund dated August 13, 2001 filed as Exhibit (d)(7) to Post-
Effective Amendment No. 78 filed August 17, 2001 (Accession No. 0000940394-
01-500394) and incorporated herein by reference.

(f)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance
Tax-Managed Equity Asset Allocation Fund dated December 10, 2001 filed as
Exhibit (d)(6) to Post-Effective Amendment No. 80 filed December 14, 2001
(Accession No. 0000940394-01-500553) and incorporated herein by reference.

(g)	(i) Investment Advisory and Administrative Agreement with Eaton Vance
Management for Eaton Vance Low Duration Fund dated June 18, 2002 filed as Exhibit (d)(7) to Post-Effective Amendment No. 83 filed June 26, 2002
(Accession No. 0000940394-02-000406) and incorporated herein by reference.

(ii) Fee Waiver Agreement between Eaton Vance Mutual Funds Trust on behalf of Eaton Vance Low Duration Fund and Eaton Vance Management filed as
Exhibit (d)(7)(b) to Post-Effective Amendment No. 95 filed April 28, 2004
(Accession No. 0000940394-04-000438) and incorporated herein by reference.

(iii) Amendment to Fee Waiver Agreement on behalf of Eaton Vance Low
Duration Fund dated June 14, 2004 filed as Exhibit (7)(c) to Post-Effective
Amendment No. 103 filed March 1, 2005 (Accession No. 0000940394-05-
000195) and incorporated herein by reference.

(h)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance
Tax-Managed Dividend Income Fund dated February 10, 2003 filed as Exhibit
(d)(8) to Post-Effective Amendment No. 85 filed February 26, 2003 (Accession No.
0000940394-03-000085) and incorporated herein by reference.

(i)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance
Tax-Managed Emerging Markets Fund dated August 11, 2003 filed as Exhibit
(d)(9) to Post-Effective Amendment No. 91 filed August 11, 2003 (Accession No.
0000940394-03-000637) and incorporated herein by reference.

(j)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance
Diversified Income Fund dated November 15, 2004 filed as Exhibit (d)(10) to Post-
Effective Amendment No. 98 filed December 6, 2004 (Accession No. 0000940394-
04-001127) and incorporated herein by reference.

(k)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance
Dividend Income Fund dated August 8, 2005 filed as Exhibit (d)(11) to Post-
Effective Amendment No. 108 filed August 17, 2005 (Accession No. 0000940394-
05-000966) and incorporated herein by reference.

(l)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance
Structured Emerging Markets Fund dated March 27, 2006 filed as Exhibit (d)(12) to
Post-Effective Amendment No. 115 filed April 13, 2006 (Accession No.
0000940394-06-000369) and incorporated herein by reference.

(m)	Investment Sub-Advisory Agreement between Eaton Vance Management and
Parametric Portfolio Associates for Eaton Vance Structured Emerging Markets
Fund dated March 27, 2006 filed as Exhibit (d)(13) to Post-Effective Amendment
No. 122 filed February 27, 2007 (Accession No. 0000940394-07-000176) and
incorporated herein by reference.

(n)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance
Emerging Markets Income Fund dated March 12, 2007 filed as Exhibit (d)(14) to
Post-Effective Amendment No. 134 filed March 13, 2008 (Accession No.
0000940394-08-000450) and incorporated herein by reference.

(o)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance
International Income Fund dated March 12, 2007 filed as Exhibit (d)(15) to Post-
Effective Amendment No. 134 filed March 13, 2008 (Accession No. 0000940394-
08-000450) and incorporated herein by reference.

(p)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance
Global Macro Fund dated March 12, 2007 filed as Exhibit (d)(16) to Post-Effective
Amendment No. 134 filed March 13, 2008 (Accession No. 0000940394-08-000450)
and incorporated herein by reference.

(q)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance
Strategic Income Fund dated June 22, 2007 filed as Exhibit (d)(17) to Post-Effective
Amendment No. 132 filed December 28, 2007 (Accession No. 0000940394-07-
002172) and incorporated herein by reference.

(r)	Investment Advisory and Administrative Services Agreement dated October 19,
2009 with Eaton Vance Management for Eaton Vance Build America Bond Fund
filed as Exhibit (d)(18) to Post- Effective Amendment No. 148 filed November 17,
2009 (Accession No. 0000940394-09-000877) and incorporated herein by reference.

(s)	Investment Advisory and Administrative Services Agreement dated March 30, 2010 with Eaton Vance Management for Eaton Vance Structured International Equity
Fund filed as Exhibit (d)(19) to Post-Effective Amendment No. 155 filed March 31,
2010 (Accession No. 0000940394-10-000341) and incorporated herein by reference.

	(t)	Investment Sub-Advisory Agreement dated March 30, 2010 between Eaton Vance
Management and Parametric Portfolio Associates for Eaton Vance Structured
International Equity Fund filed as Exhibit (d)(20) to Post-Effective Amendment No.
155 filed March 31, 2010 (Accession No. 0000940394-10-000341) and incorporated herein by reference.

	(u)	Investment Advisory Agreement dated March 1, 2010 with Boston Management and Research for Eaton Vance U. S. Government Money Market Fund filed herewith as Exhibit (d)(21) to Post-Effective Amendment No. 157 filed April 30,
2010 (Accession No. 0000940394-10-000471) and incorporated herein by reference.

(7)	(a)	Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of
Eaton Vance Cash Management Fund, and Eaton Vance Distributors, Inc. effective
November 1, 1996 filed as Exhibit (6)(a)(4) to Post-Effective Amendment No. 34
filed April 21, 1997 (Accession No. 0000950156-97-000394) and incorporated herein by reference.

	(b)	Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of
Eaton Vance Money Market Fund, and Eaton Vance Distributors, Inc. effective
November 1, 1996 filed as Exhibit (6)(a)(6) to Post-Effective Amendment No. 34
filed April 21, 1997 (Accession No. 0000950156-97-000394) and incorporated herein by reference.

	(c)	Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of
Eaton Vance Tax Free Reserves, and Eaton Vance Distributors, Inc. effective
November 1, 1996 filed as Exhibit (6)(a)(7) to Post-Effective Amendment No. 34
filed April 21, 1997 (Accession No. 0000950156-97-000394) and incorporated herein by reference.

	(d)	(i) Amended and Restated Distribution Agreement between Eaton Vance Mutual
Funds Trust and Eaton Vance Distributors, Inc. effective August 6, 2007 with attached Schedule A and Schedule B filed as Exhibit (e)(4) to Post-
Effective Amendment No. 28 filed August 10, 2007 (Accession No.
000940394-07-000956) and incorporated herein by reference.

(ii) Amended Schedule A dated October 19, 2009 to the Amended and Restated
Distribution Agreement between Eaton Vance Mutual Funds Trust and Eaton
Vance Distributors, Inc. filed as Exhibit (e)(4)(b) to Post-Effective
Amendment No. 150 filed December 4, 2009 (Accession No. 0000940394-
09-000964) and incorporated herein by reference.

	(e)	Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized
Dealers filed as Exhibit (e)(2) to Post-Effective Amendment No. 85 filed April 26,
2007 (Accession No. 0000940394-07-000430) to the Registration Statement of
Eaton Vance Special Investment Trust (File Nos. 2-27962, 811-1545) and
incorporated herein by reference.

(8)		The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the Matter of Capital Exchange Fund, Inc.,
Release No. IC-20671 (November 1, 1994).

(9)	(a)	Custodian Agreement with Investors Bank & Trust Company dated October 15,
1992 filed as Exhibit (8) to Post-Effective Amendment No. 23 filed July 14, 1995
(Accession No. 0000950156-95-000497) and incorporated herein by reference.

	(b)	Amendment to Custodian Agreement with Investors Bank & Trust Company dated
October 23, 1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 27 filed
February 27, 1996 (Accession No. 0000950156-96-000197) and incorporated herein by reference.

	(c)	Amendment to Master Custodian Agreement with Investors Bank & Trust Company dated December 21, 1998 filed as Exhibit (g)(3) to the Registration Statement of
Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) (Accession No.
0000950156-99-000050) filed January 25, 1999 and incorporated herein by reference.

	(d)	Extension Agreement dated August 31, 2005 to Master Custodian Agreement with
Investors Bank & Trust Company filed as Exhibit (j)(2) to the Eaton Vance Tax-
Managed Global Buy-Write Opportunities Fund N-2 Pre-Effective Amendment No.
2 (File Nos. 333-123961, 811-21745) filed September 26, 2005 (Accession No.
0000950135-05-005528) and incorporated herein by reference.

	(e)	Delegation Agreement dated December 11, 2000 with Investors Bank & Trust
Company filed as Exhibit (j)(e) to the Eaton Vance Prime Rate Reserves N-2, File
No. 333-32276, 811-05808, Amendment No. 5, filed April 3, 2001 (Accession No.
0000940394-01-500125) and incorporated herein by reference.

	(f)	Custodian Agreement with State Street Bank and Trust Company dated as of
February 9, 2004 filed as Exhibit (g)(6) of Post-Effective Amendment No. 59 to the
Registration Statement of Eaton Vance Series Trust II (File Nos. 02-42722 and 811-
02258) filed January 27, 2004 (Accession No. 0000940394-04-000079) and
incorporated herein by reference.

(10)	(a)	(i) Distribution Plan for Eaton Vance Money Market Fund pursuant to Rule 12b-
1 under the Investment Company Act of 1940 dated June 19, 1995 filed as
Exhibit (15)(h) to Post-Effective Amendment No. 25 filed August 17, 1995
(Accession No. 0000950156-95-000608) and incorporated herein by reference.

(ii) Amendment to Distribution Plan for Eaton Vance Mutual Funds Trust on
behalf of Eaton Vance Money Market Fund adopted June 24, 1996 filed as
Exhibit (15)(h)(1) to Post-Effective Amendment No. 34 filed April 21, 1997
(Accession No. 0000950156-97-000394) and incorporated herein by reference.

(b)	(i) Eaton Vance Mutual Funds Trust Class A Distribution Plan adopted June 23,
1997 and amended April 24, 2006 filed as Exhibit (m)(2) to Post-Effective
Amendment No. 117 filed June 28, 2006 (Accession No. 0000940394-06-
000619) and incorporated herein by reference.

(ii) Amendment to Schedule A effective February 8, 2010 of Eaton Vance
Mutual Funds Trust Class A Distribution Plan filed as Exhibit (m)(2)(b) to
Post-Effective Amendment No. 153 filed February 25, 2010 (Accession No.
0000940394-10-000156) and incorporated herein by reference.

(c)	Eaton Vance Mutual Funds Trust Class A Distribution Plan adopted April 23, 2007 filed as Exhibit (m)(3) to Post-Effective Amendment No. 125 filed April 30, 2007
(Accession No. 0000940394-07-000470) and incorporated herein by reference.

(d)	(i) Eaton Vance Mutual Funds Trust Class B Distribution Plan adopted June 23,
1997 filed as Exhibit (15)(j) to Post-Effective Amendment No. 38 filed
October 30, 1997 (Accession No. 0000950156-97-000918) and incorporated herein by reference.

(ii) Amendment to Schedule A effective October 19, 2009 of Eaton Vance
Mutual Funds Trust Class B Distribution Plan filed as Exhibit (m)(4)(b) to
Post-Effective Amendment No. 150 filed December 4, 2009 (Accession No.
0000940394-09-000964) and incorporated herein by reference.

(e)	Eaton Vance Mutual Funds Trust Class B Distribution Plan for Eaton Vance
Floating-Rate Advantage Fund adopted August 6, 2007 filed as Exhibit (m)(5) to
Post-Effective Amendment No. 128 filed August 10, 2007 (Accession No.
0000940394-07-000956) and incorporated herein by reference.

(f)	(i) Eaton Vance Mutual Funds Trust Class C Distribution Plan adopted June 23,
1997 filed as Exhibit (15)(k) to Post-Effective Amendment No. 38 filed
October 30, 1997 (Accession No. 0000950156-97-000918) and incorporated herein by reference.

(ii) Amendment to Schedule A effective October 19, 2009 of Eaton Vance
Mutual Funds Trust Class C Distribution Plan filed as Exhibit (m)(6)(b) to
Post-Effective Amendment No. 150 filed December 4, 2009 (Accession No.
0000940394-09-000964) and incorporated herein by reference.

(g)	Eaton Vance Mutual Funds Trust Class C Distribution Plan for Eaton Vance Low
Duration Fund adopted June 18, 2002 filed as Exhibit (m)(5)(a) to Post-Effective
Amendment No. 83 filed June 26, 2002 (Accession No. 0000940394-02-000406)
and incorporated herein by reference.

(h)	Eaton Vance Mutual Funds Trust Class C Distribution Plan for Eaton Vance
Floating-Rate Advantage Fund adopted August 6, 2007 filed as Exhibit (m)(8) to
Post-Effective Amendment No. 128 filed August 10, 2007 (Accession No.
0000940394-07-000956) and incorporated herein by reference.

	(i)	(i) Eaton Vance Mutual Funds Trust Class R Distribution Plan adopted June 16,
2003 with attached Schedule A filed as Exhibit (m)(7) to Post-Effective
Amendment No. 89 filed July 9, 2003 (Accession No. 0000940394-03-
000488) and incorporated herein by reference.

(ii) Schedule A to Class R Distribution Plan filed as Exhibit (m)(9)(b) to Post-
Effective Amendment No. 156 filed March 31, 2010 (Accession No.
0000940394-10-000343) and incorporated herein by reference.

	(j)	Eaton Vance Mutual Funds Trust Amended and Restated Class C Distribution Plan
adopted February 8, 2010 filed as Exhibit (m)(10) to Post-Effective Amendment
No. 153 filed February 25, 2010 (Accession No. 0000940394-10-000156) and
incorporated herein by reference.

	(k)	Amended and Restated Multiple Class Plan for Eaton Vance Funds dated August 6,
2007 filed as Exhibit (n) to Post-Effective Amendment No. 128 filed August 10,
2007 (Accession No. 0000940394-07-000956) and incorporated herein by reference.

	(l)	Schedule A effective April 1, 2010 to Amended and Restated Multiple Class Plan
filed as Exhibit (n)(2) to Post-Effective Amendment No. 102 to the Registration
Statement of Eaton Vance Special Investment Trust (File Nos. 02-27962, 811-1545)
filed March 29, 2010 (Accession No. 0000940394-10-000325) and incorporated herein by reference.

	(m)	Schedule B effective April 1, 2010 to Amended and Restated Multiple Class Plan
filed as Exhibit (n)(3) to Post-Effective Amendment No. 102 to the Registration
Statement of Eaton Vance Special Investment Trust (File Nos. 02-27962, 811-1545)
filed March 29, 2010 (Accession No. 0000940394-10-000325) and incorporated herein by reference.

	(n)	Schedule C effective April 1, 2010 to Amended and Restated Multiple Class Plan
filed as Exhibit (n)(4) to Post-Effective Amendment No. 102 to the Registration
Statement of Eaton Vance Special Investment Trust (File Nos. 02-27962, 811-1545)
filed March 29, 2010 (Accession No. 0000940394-10-000325) and incorporated herein by reference.

(11)		Opinion and Consent of Counsel as to legality of securities being registered by
Registrant filed herewith.

(12)		Opinion of K&L Gates LLP regarding certain tax matters and consequences to shareholders discussed in the Proxy Statement/Prospectus – to be filed by amendment.

(13)	(a)	(i) Amended Administrative Services Agreement between Eaton Vance Mutual
Funds Trust (on behalf of certain of its series) and Eaton Vance Management dated July 31, 1995 with attached schedules (including Amended Schedule A dated May 7, 1996) filed as Exhibit (9)(a) to Post-Effective Amendment No.
24 filed August 16, 1995 (Accession No. 0000950156-95-00) and incorporated herein by reference.

		(ii)	Amended Schedule A dated March 1, 2008 to the Amended Administrative
Services Agreement dated July 31, 1995 filed as Exhibit (h)(1)(b) to Post-
Effective Amendment No. 134 filed March 13, 2008 (Accession No.
0000940394-08-000450) and incorporated herein by reference.

	(b)	(i)	Administrative Services Agreement between Eaton Vance Mutual Funds
Trust (on behalf of certain of its series) and Eaton Vance Management dated
August 16, 1999 filed as Exhibit (h)(2) to Post-Effective Amendment No. 54 filed August 26, 1999 (Accession No. 0000950156-99-000566) and
incorporated herein by reference.

		(ii)	Schedule A dated August 10, 2007 to the Administrative Services Agreement
dated August 16, 1999 filed as Exhibit (h)(2)(b) to Post-Effective
Amendment No. 134 filed March 13, 2008 (Accession No. 0000940394-08-
000450) and incorporated herein by reference.

	(c)	(i)	Transfer Agency Agreement dated as of August 1, 2008 filed as Exhibit
(h)(1) to Post-Effective Amendment No. 70 of Eaton Vance Series Trust II
(File Nos. 02-42722, 811-02258) filed October 27, 2008 (Accession No.
0000940394-08-001324) and incorporated herein by reference.

		(ii)	Red Flag Services Amendment effective May 1, 2009 to the Transfer Agency
Agreement filed as Exhibit (h)(2)(b) to Post-Effective Amendment No. 31 of
Eaton Vance Municipals Trust II (File Nos. 33-71320, 811-8134) filed May
28, 2009 (Accession No. 0000940394-09-000411) and incorporated herein by reference.

	(d)	Sub-Transfer Agency Services Agreement effective August 1, 2005 between PFPC
Inc. and Eaton Vance Management filed as Exhibit (h)(4) to Post-Effective
Amendment No. 109 filed August 25, 2005 (Accession No. 0000940394-05-
000983) and incorporated herein by reference.

	(e)	(i)	Expense Waivers/Reimbursements Agreement between Eaton Vance
Management and each of the Trusts (on behalf of certain of their series)
listed on Schedule A dated October 16, 2007 filed as Exhibit (h)(5) to Post-
Effective Amendment No. 131 filed November 26, 2007 (Accession No.
0000940394-07-002010) and incorporated herein by reference.

		(ii)	Amended Schedule A effective May 1, 2010 to the Expense
Waivers/Reimbursements Agreement dated October 16, 2007 filed as Exhibit
(h)(6)(b) to Post-Effective Amendment No. 16 to the Registration Statement
of Eaton Vance Variable Trust (File Nos. 333-44010, 811-10067) filed April
29, 2010 (Accession No. 0000940394-10-000416) and incorporated herein by reference.

(14)		Consent of Independent Registered Public Accounting Firm regarding financial statements of Eaton Vance Emerging Markets Fund and Eaton Vance Structured
Emerging Markets Fund filed herewith.

C-9

(15)		Omitted Financial Statements – not applicable

(16)	(a)	Power of Attorney for N-14 of Eaton Vance Mutual Funds Trust filed herewith.

(17)	(a)	(i)	Prospectus and Statement of Additional Information each dated May 1, 2010, of Eaton Vance Emerging Markets Fund filed herewith.

		(ii)	Prospectus and Statement of Additional Information, as supplemented, each dated March 1, 2010, of Eaton Vance Structured Emerging Markets Fund
filed herewith.

	(b)	(i)	Eaton Vance Emerging Markets Fund Annual Report to Shareholders for the
period ended December 31, 2009 filed herewith.

		(ii)	Eaton Vance Structured Emerging Markets Fund Annual Report to
Shareholders for the period ended October 31, 2009 filed herewith.

	(c)	Form of Proxy Card filed herewith.

Item 17.    Undertakings.

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933 (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

     (3) The undersigned Registrant agrees to file by post-effective amendment, an opinion of counsel supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

SIGNATURES

     As required by the Securities Act of 1933, as amended (the “1933 Act”), this Registration Statement has been signed on behalf of the Registrant, in the City of Boston, and the Commonwealth of Massachusetts, on the 18th day of May, 2010.

EATON VANCE MUTUAL FUNDS TRUST /s/ Thomas E. Faust Jr. Thomas E. Faust Jr. President

     Pursuant to the requirements of Section 6(a) of the 1933 Act, this Registration Statement has been signed below by the Registrant’s Principal Executive Officer, Principal Financial and Accounting Officer and a majority of its Trustees on the date indicated:

Signatures	Title	Date

/s/ Thomas E. Faust Jr.	Trustee and
Thomas E. Faust Jr.	President (Chief Executive Officer)	May 18, 2010

/s/ Barbara E. Campbell	Treasurer (and Principal Financial
Barbara E. Campbell	and Accounting Officer	May 18, 2010

Benjamin C. Esty*
Benjamin C. Esty	Trustee	May 18, 2010

Allen R. Freedman*
Allen R. Freedman	Trustee	May 18, 2010

William H. Park*
William H. Park	Trustee	May 18, 2010

Ronald A. Pearlman*
Ronald A. Pearlman	Trustee	May 18, 2010

Helen Frame Peters*
Helen Frame Peters	Trustee	May 18, 2010

Heidi L. Steiger*
Heidi L. Steiger	Trustee	May 18, 2010

Lynn A. Stout*
Lynn A. Stout	Trustee	May 18, 2010

Ralph F. Verni*
Ralph F. Verni	Trustee	May 18, 2010

* By: /s/ Maureen A. Gemma
Maureen A. Gemma
(As Attorney-in-fact)

EXHIBIT INDEX

The following exhibits are filed as a part of this Registration Statement:

Exhibit Number			Description
(11)			Opinion and Consent of Counsel as to legality of securities being registered by
Registrant

(14)			Consent of Independent Registered Public Accounting Firm regarding financial statements of Eaton Vance Emerging Markets Fund and Eaton Vance Structured
Emerging Markets Fund

(16)			Power of Attorney for N-14 of Eaton Vance Mutual Funds Trust

(17)	(a)	(i)	Prospectus and Statement of Additional Information each dated May 1, 2010, of Eaton
Vance Emerging Markets Fund

		(ii)	Prospectus and Statement of Additional Information, as supplemented, each dated
March 1, 2010, of Eaton Vance Structured Emerging Markets Fund

	(b)	(i)	Eaton Vance Emerging Markets Fund Annual Report to Shareholders for the
period ended December 31, 2009

		(ii)	Eaton Vance Structured Emerging Markets Fund Annual Report to
Shareholders for the period ended October 31, 2009

	(c)		Form of Proxy Card